UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22818

Virtus Event Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:(800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
THE MERGER FUND® AND VIRTUS EVENT
OPPORTUNITIES TRUST

June 30, 2022
The Merger Fund®
Virtus Westchester Credit Event Fund
Virtus Westchester Event-Driven Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Shareholders of The Merger Fund® and Virtus Event Opportunities Trust:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2022.
During the first half of the year, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. Russia’s invasion of Ukraine in late February led to higher energy and food costs, adding to the uncertainty.
Domestic equity indexes struggled during the six months ended June 30, 2022. U.S. large-capitalization stocks were down 19.96%, as measured by the S&P 500® Index, and small-cap stocks lost 23.43%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 19.57%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 17.63%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.98% on June 30, 2022, from 1.52% on December 31, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 10.35% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.19%.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, The Merger Fund® and Virtus Event Opportunities Trust
August 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of The Merger Fund, Westchester Event-Driven Fund and/or Westchester Credit Event Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio**	Expenses Paid During Period*
The Merger Fund
	Class A	$ 1,000.00	$ 983.90	1.51%	$7.43
	Class I	1,000.00	985.00	1.22	6.00
Westchester Credit Event Fund
	Class A	1,000.00	915.10	1.89	8.97
	Class I	1,000.00	917.30	1.64	7.80
Westchester Event-Driven Fund
	Class A	1,000.00	942.50	1.92	9.25
	Class I	1,000.00	943.80	1.68	8.10

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	Annualized expense ratios include dividend expense on securities sold short and interest expense securities sold short.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During Period**
The Merger Fund
	Class A	$ 1,000.00	$1,017.31	1.51%	$7.55
	Class I	1,000.00	1,018.74	1.22	6.11
Westchester Credit Event Fund
	Class A	1,000.00	1,015.42	1.89	9.44
	Class I	1,000.00	1,016.66	1.64	8.20

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During Period**
Westchester Event-Driven Fund
	Class A	$1,000.00	$1,015.27	1.92%	$9.59
	Class I	1,000.00	1,016.46	1.68	8.40

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2022
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

The Merger Fund®
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2022
PORTFOLIO COMPOSITION*
By Sector
Information Technology	33.8%
Industrials	19.5
Consumer Discretionary	10.2
Health Care	9.9
Real Estate	8.2
Financials	7.4
Communication Services	6.1
Consumer Staples	2.9
Materials	1.6
Utilities	0.4
Total	100%
* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, bank loans,convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2022. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.
DEAL COMPOSITION
Type of Buyer		Deal Terms*
Strategic	85.9%	Cash	79.0%
Financial	14.1%	Cash and Stock	12.5%
		Stock and Stub(1)	4.4%
By Deal Type		Risk Reversal	2.1%
Friendly	100.0%	Stock with Fixed Exchange Ratio	1.9%
Hostile	0.0%	Undetermined (2)	0.1%
		Stock with Flexible Exchange Ratio (Collar)	0.0%**
*Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2022.
** Amount less than 0.005%.
(1) “Stub” includes assets other than cash and stock (e.g., escrow notes).
(2) The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

Westchester Credit Event Fund
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2022
PORTFOLIO COMPOSITION*
By Sector
Information Technology	19.4%
Communication Services	19.4
Consumer Discretionary	18.5
Industrials	14.8
Financials	9.0
Consumer Staples	5.7
Energy	5.0
Materials	3.6
Utilities	2.7
Health Care	1.9
Total	100%
* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2022. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

Westchester Event-Driven Fund
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2022
PORTFOLIO COMPOSITION*
By Sector
Information Technology	23.7%
Industrials	15.8
Communication Services	13.4
Consumer Discretionary	11.0
Health Care	10.4
Financials	8.0
Real Estate	6.1
Materials	5.0
Consumer Staples	4.0
Utilities	1.4
Energy	1.2
Total	100%
* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2022. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.5%
Communication Services—1.7%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	$7,529	$ 6,766
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	22,114	15,410
TEGNA, Inc.
4.625%, 3/15/28	16,333	15,271
5.000%, 9/15/29	8,393	7,938
Twitter, Inc.
144A 3.875%, 12/15/27(1)	18,887	17,806
144A 5.000%, 3/1/30(1)	7,051	6,690
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	661	427
		70,308

Consumer Discretionary—1.1%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	13,200	13,855
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	31,999	30,120
		43,975

Consumer Staples—0.3%
Fresh Market, Inc. (The) 144A 9.750%, 5/1/23(1)	4,585	4,585
TreeHouse Foods, Inc. 4.000%, 9/1/28	10,995	8,958
		13,543

Financials—0.7%
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	25,763	23,926
144A 5.875%, 10/1/30(1)	6,288	5,773
		29,699

Industrials—0.3%
Meritor, Inc. 144A 4.500%, 12/15/28(1)	9,352	9,004
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	7,175	5,249
		14,253

Information Technology—1.4%
CDK Global, Inc. 144A 5.250%, 5/15/29(1)	1,886	1,848
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	15,851	15,094
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	18,413	18,321
Switch Ltd.
144A 3.750%, 9/15/28(1)	23,008	22,758
144A 4.125%, 6/15/29(1)	170	168
		58,189

	Par Value	Value

Real Estate—0.0%
Realogy Group LLC 144A 5.250%, 4/15/30(1)	$2,000	$ 1,480
Total Corporate Bonds and Notes (Identified Cost $251,701)		231,447

Leveraged Loans—0.7%
Health Care—0.3%
Mallinckrodt International Finance S.A. (3 month LIBOR + 4.250%) 4.250%, 2/28/23(2)	13,825	13,669
Media / Telecom - Diversified Media—0.1%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(3)(4)	482	5
Syniverse Holdings, Inc. (3 month SOFR + 7.000%) 8.286%, 5/13/27(2)	5,380	4,728
		4,733

Service—0.3%
Watts Guerra LLP (1 month LIBOR + 8.000%) 8.000%, 10/7/23(2)(3)	10,896	10,732
Total Leveraged Loans (Identified Cost $30,081)		29,134

	Shares
Preferred Stock—0.1%
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	145,221	3,141
Total Preferred Stock (Identified Cost $3,630)		3,141

Common Stocks—45.1%
Communication Services—4.3%
Activision Blizzard, Inc.	694,051	54,039
MGM Holdings, Inc. Class A(5)	131,269	525
Sciplay Corp. Class A(5)	208,934	2,919
Shaw Communications, Inc. Class B	911,898	26,864
TEGNA, Inc.(6)	2,143,177	44,942
Twitter, Inc.(5)	887,713	33,192
Vodafone Group plc Sponsored ADR	1,312,000	20,441
		182,922

Consumer Discretionary—2.1%
Lennar Corp. Class A	567,600	40,056
Sportsman’s Warehouse Holdings, Inc.(5)	630,564	6,047
Tenneco, Inc. Class A(5)	840,860	14,429
Terminix Global Holdings, Inc.(5)	690,513	28,069
		88,601

Consumer Staples—0.0%
TPCO Holding Corp.(5)	1,816,240	1,181
See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Financials—4.0%
Alleghany Corp.(5)	70,536	$ 58,764
First Horizon Corp.(6)	4,901,714	107,151
Flagstar Bancorp, Inc.	107,110	3,797
Hartford Financial Services Group, Inc. (The)	90	6
		169,718

Health Care—3.6%
ATI Physical Therapy, Inc.(5)	306,157	432
Biohaven Pharmaceutical Holding Co. Ltd.(5)	217,590	31,705
Covetrus, Inc.(5)	42,281	877
GSK plc Sponsored ADR	984,308	42,847
LHC Group, Inc.(5)	474,117	73,839
		149,700

Industrials—4.1%
Cornerstone Building Brands, Inc.(5)	621,247	15,214
Hertz Global Holdings, Inc.(5)	16,825	267
ManTech International Corp. Class A	91,341	8,718
Meritor, Inc.(5)	1,169,125	42,474
Microvast Holdings, Inc.(5)	61,000	135
Nielsen Holdings plc	1,418,756	32,944
Welbilt, Inc.(5)	1,487,326	35,413
XPO Logistics, Inc.(5)	751,900	36,212
		171,377

Information Technology—20.9%
Citrix Systems, Inc.(6)	1,014,571	98,586
CMC Materials, Inc.	454,725	79,345
Coherent, Inc.(5)(6)	615,125	163,759
Lazard Growth Acquisition Corp. I(5)	440,843	4,311
Mandiant, Inc.(5)	3,850,945	84,028
MoneyGram International, Inc.(5)	2,400,134	24,001
NeoPhotonics Corp.(5)	762,107	11,988
Plantronics, Inc.(5)	260,603	10,341
Rogers Corp.(5)(6)	249,574	65,411
Sailpoint Technologies Holdings, Inc.(5)	1,422,421	89,157
Silicon Motion Technology Corp. ADR	685,580	57,383
Switch, Inc. Class A	1,607,806	53,861
Tower Semiconductor Ltd.(5)	627,847	28,994
VMware, Inc. Class A	380,712	43,393
Vonage Holdings Corp.(5)	2,767,985	52,149
Zendesk, Inc.(5)	199,633	14,787
		881,494

Materials—0.6%
Atotech Ltd.(5)	1,289,606	24,954
Real Estate—5.5%
American Campus Communities, Inc.	1,836,854	118,422
Bluerock Residential Growth REIT, Inc. Class A	450,222	11,836
Healthcare Realty Trust, Inc.	9,286	253
Healthcare Trust of America, Inc. Class A(6)	1,865,491	52,066
PS Business Parks, Inc.	252,637	47,281
		229,858

Total Common Stocks (Identified Cost $2,006,311)		1,899,805

	Shares	Value

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(3)(5)	52,650	$ —
Health Care—0.0%
Bristol Myers Squibb Co.(5)	453,175	567
Total Rights (Identified Cost $—)		567

Warrants—0.0%
Communication Services—0.0%
Akazoo S.A.(3)(5)	238,850	—
BuzzFeed, Inc.(5)	117,848	14
		14

Consumer Discretionary—0.0%
Cazoo Group Ltd(5)	380,410	34
CEC Brands LLC(3)(5)	189,648	569
Enjoy Technology, Inc.(5)	13,538	— (7)
Global Business Travel Group I(5)	55,161	58
		661

Consumer Staples—0.0%
Whole Earth Brands, Inc.(5)	229,941	64
Financials—0.0%
Accelerate Acquisition Corp.(5)	201,400	32
Arrowroot Acquisition Corp.(5)	462,172	24
Austerlitz Acquisition Corp. I(5)	9,500	3
Avanti Acquisition Corp.(5)	125,000	9
CF Acquisition Corp. VIII(5)	40,000	9
Cohn Robbins Holdings Corp.(5)	137,733	59
Conx Corp.(5)	131,817	21
Deep Lake Capital Acquisition Corp.(5)	167,691	13
E.Merge Technology Acquisition Corp.(5)	395,766	51
Equity Distribution Acquisition Corp. Class A(5)	13,806	1
Fortress Capital Acquisition Corp.(5)	68,899	12
G Squared Ascend I, Inc.(5)	63,206	9
GCM Grosvenor, Inc. Class A(5)	102,070	39
Goal Acquisitions Corp.(5)	564,935	54
Golden Falcon Acquisition Corp.(5)	172,837	16
Grove Collaborative Holdings(5)	78,996	33
Healthcare Services Acquisition Corp.(5)	225,254	23
HPX Corp.(5)	24,612	2
KL Acquisition Corp.(5)	207,528	12
KludeIn I Acquisition Corp.(5)	16,000	1
Longview Acquisition Corp. II(5)	85,384	11
Marlin Technology Corp.(5)	220,545	30
Medicus Sciences Acquisition Corp.(5)	18,222	3
Moneylion, Inc.(5)	106,742	18
Pathfinder Acquisition Corp.(5)	74,121	8
Pioneer Merger Corp.(5)	145,550	15
Pontem Corp.(5)	134,633	18
Prospector Capital Corp.(5)	155,088	16
RMG Acquisition Corp. III(5)	85,180	7
Senior Connect Acquisition Corp. I(5)	158,629	11
Supernova Partners Acquisition Co. III Ltd(5)	79,167	13
Thunder Bridge Capital Partners III, Inc.(5)	81,350	19
Tishman Speyer Innovation Corp. II(5)	70,542	9

See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
Tuscan Holdings Corp. II(5)	109,883	$ 18
VectoIQ Acquisition Corp. II(5)	63,188	8
		627

Health Care—0.0%
Biote Corp.(5)	83,540	29
Pear Therapeutics, Inc.(5)	6,166	1
Quantum-Si, Inc.(5)	32,085	18
		48

Industrials—0.0%
Berkshire Grey, Inc.(5)	88,153	21
Shapeways Holdings, Inc.(5)	112,274	10
		31

Information Technology—0.0%
Embark Technology, Inc.(5)	3,466	— (7)
KLDiscovery, Inc.(5)	677,651	117
		117

Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(5)	2,620	2
Total Warrants (Identified Cost $16,559)		1,564

	Shares/Units
Special Purpose Acquisition Companies—19.5%
10X Capital Venture Acquisition Corp. II Class A(5)	443,501	4,382
10X Capital Venture Acquisition Corp. III Class A(5)	432,994	4,330
26 Capital Acquisition Corp.(5)	122,000	1,214
7GC & Co. Holdings, Inc. Class A(5)	440,351	4,324
Accelerate Acquisition Corp. Class A(5)	604,200	5,897
ACE Convergence Acquisition Corp. Class A(5)	137,361	1,394
AEA-Bridges Impact Corp. Class A(5)	436,514	4,330
AfterNext HealthTech Acquisition Corp. Class A(5)	527,310	5,120
Agba Acquisition Ltd.(5)	49,368	560
Agile Growth Corp. Class A(5)	372,296	3,656
Alpha Partners Technology Merger Corp. Class A(5)	441,459	4,273
AltEnergy Acquisition Corp.(5)	125,618	1,251
Altimar Acquisition Corp. III(5)	163,357	1,604
Altimar Acquisition Corp. III Class A(5)	150,000	1,471
Altimeter Growth Corp. 2 Class A (5)	436,951	4,308
Anzu Special Acquisition Corp. I(5)	15,412	151
Anzu Special Acquisition Corp. I Class A(5)	441,364	4,325
Apollo Strategic Growth Capital II Class A(5)	200,000	1,966
ArcLight Clean Transition Corp. II Class A(5)	435,720	4,335
Ares Acquisition Corp.(5)	157,500	1,553
Ares Acquisition Corp. Class A(5)	100,000	983
Argus Capital Corp. Class A(5)	1,382	14
Arrowroot Acquisition Corp. Class A(5)	575,536	5,617
Artemis Strategic Investment Corp. Class A(5)	437,600	4,345
ARYA Sciences Acquisition Corp. V Class A(5)	73,340	713
Astrea Acquisition Corp. Class A(5)	430,908	4,210
Athena Consumer Acquisition Corp.(5)	83,859	804
Atlas Crest Investment Corp. II(5)	107,500	1,056
Atlas Crest Investment Corp. II Class A(5)	306,631	3,008
	Shares/Units	Value
Ault Disruptive Technologies Corp.(5)	128,174	$ 1,284
Aurora Acquisition Corp. Class A(5)	175,172	1,717
Austerlitz Acquisition Corp. I Class A(5)	820,401	7,999
Austerlitz Acquisition Corp. II(5)	63,000	616
Austerlitz Acquisition Corp. II Class A(5)	392,818	3,830
Authentic Equity Acquisition Corp.(5)	21,600	214
Avanti Acquisition Corp. Class A(5)	609,156	6,037
Avista Public Acquisition Corp. II Class A(5)	431,754	4,361
AxonPrime Infrastructure Acquisition Corp.(5)	500	5
AxonPrime Infrastructure Acquisition Corp. Class A(5)	100,211	968
Belong Acquisition Corp. Class A(5)	55,662	546
Big Sky Growth Partners, Inc. Class A(5)	48,506	472
Bilander Acquisition Corp. Class A(5)	441,893	4,278
Biotech Acquisition Co. Class A(5)	434,517	4,302
Blue Whale Acquisition Corp. I Class A(5)	274,845	2,658
BlueRiver Acquisition Corp.(5)	10,650	105
BOA Acquisition Corp. Class A(5)	307,206	3,008
Brigade-M3 European Acquisition Corp.(5)	250,490	2,442
Broadscale Acquisition Corp. Class A(5)	275,793	2,708
Build Acquisition Corp.(5)	76,056	739
Cartesian Growth Corp. Class A(5)	113,428	1,115
Cartesian Growth Corp. II(5)	209,496	2,080
Catalyst Partners Acquisition Corp. Class A(5)	440,985	4,295
CC Neuberger Principal Holdings II Class A(5)	754,616	7,539
CC Neuberger Principal Holdings III(5)	114,000	1,122
CC Neuberger Principal Holdings III Class A(5)	93,305	918
CF Acquisition Corp. IV Class A(5)	437,732	4,307
Churchill Capital Corp. V Class A(5)	184,334	1,812
Churchill Capital Corp. VII Class A(5)	873,520	8,534
CIIG Capital Partners II, Inc.(5)	337,246	3,349
Class Acceleration Corp.(5)	11,750	116
Climate Real Impact Solutions II Acquisition Corp.(5)	4,860	48
Climate Real Impact Solutions II Acquisition Corp. Class A(5)	436,069	4,287
Cohn Robbins Holdings Corp. Class A(5)	1,092,312	10,858
Colicity, Inc.(5)	368,445	3,625
Colonnade Acquisition Corp. II(5)	62,933	617
Compute Health Acquisition Corp.(5)	413,002	4,068
Compute Health Acquisition Corp. Class A(5)	300,000	2,943
Concord Acquisition Corp. Class A(5)	280,885	2,798
Concord Acquisition Corp. II Class A(5)	662,974	6,398
Concord Acquisition Corp. III Class A(5)	375,662	3,727
Conx Corp. Class A(5)	613,768	6,064
Conyers Park III Acquisition Corp. Class A(5)	438,254	4,229
Corazon Capital V838 Monoceros Corp. Class A(5)	219,127	2,143
Corner Growth Acquisition Corp.(5)	188,816	1,865
COVA Acquisition Corp.(5)	162,199	1,601
Crown PropTech Acquisitions Class A(5)	435,176	4,286
D & Z Media Acquisition Corp.(5)	167,214	1,642
DA32 Life Science Tech Acquisition Corp. Class A(5)	156,534	1,517
Decarbonization Plus Acquisition Corp. IV Class A(5)	407,972	4,043
Deep Lake Capital Acquisition Corp. Class A(5)	335,382	3,304
DHC Acquisition Corp. Class A(5)	448,953	4,400
Digital Transformation Opportunities Corp. Class A(5)	446,457	4,366
Direct Selling Acquisition Corp.(5)	94,000	919
dMY Technology Group, Inc. VI(5)	189	2
DPCM Capital, Inc. Class A(5)	483,976	4,796
Dragoneer Growth Opportunities Corp. III Class A(5)	435,587	4,256
E.Merge Technology Acquisition Corp. Class A(5)	1,187,298	11,885
Elliott Opportunity II Corp.(5)	81,448	798
Elliott Opportunity II Corp. Class A(5)	435,340	4,232
Enterprise 4.0 Technology Acquisition Corp.(5)	125,722	1,255
Equity Distribution Acquisition Corp. Class A(5)	1,069,829	10,629

See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
ESGEN Acquisition Corp.(5)	146,752	$ 1,472
ESM Acquisition Corp.(5)	63,000	619
Eucrates Biomedical Acquisition Corp.(5)	927	9
ExcelFin Acquisition Corp.(5)	125,701	1,253
ExcelFin Acquisition Corp. Class A(5)	435,797	4,360
Far Peak Acquisition Corp. Class A(5)	441,474	4,335
Fat Projects Acquisition Corp.(5)	340,484	3,371
Fifth Wall Acquisition Corp. III Class A(5)	434,863	4,236
FinServ Acquisition Corp. II(5)	95,843	941
FinServ Acquisition Corp. II Class A(5)	130,245	1,276
Fintech Acquisition Corp. V Class A(5)	436,598	4,300
FinTech Acquisition Corp. VI(5)	206,626	2,027
FinTech Acquisition Corp. VI Class A(5)	231,086	2,276
Fintech Evolution Acquisition Group(5)	270,205	2,651
Flame Acquisition Corp. Class A(5)	112,377	1,100
Fortistar Sustainable Solutions Corp. Class A(5)	439,156	4,308
Fortress Capital Acquisition Corp. Class A(5)	344,495	3,393
Fortress Value Acquisition Corp. III(5)	83,525	823
Fortress Value Acquisition Corp. III Class A(5)	437,804	4,304
Fortress Value Acquisition Corp. IV Class A(5)	437,535	4,275
FTAC Athena Acquisition Corp. Class A(5)	503,599	4,940
FTAC Emerald Acquisition Corp.(5)	415,930	4,093
FTAC Hera Acquisition Corp.(5)	141,200	1,387
FTAC Parnassus Acquisition Corp. Class A(5)	437,086	4,305
FTAC Zeus Acquisition Corp.(5)	83,545	829
Fusion Acquisition Corp. II(5)	212,300	2,079
G Squared Ascend I, Inc. Class A(5)	747,263	7,331
G Squared Ascend II, Inc.(5)	171,106	1,643
Gesher I Acquisition Corp.(5)	125,606	1,255
Global SPAC Partners Co.(5)	268,799	2,744
Goal Acquisitions Corp.(5)	606,837	5,947
Golden Falcon Acquisition Corp. Class A(5)	345,674	3,405
Gores Holdings IX, Inc. Class A(5)	175,791	1,691
Gores Holdings VII, Inc. Class A(5)	440,392	4,307
Gores Holdings VIII, Inc. Class A (5)	5,432	54
Gores Technology Partners II, Inc. Class A(5)	711,485	6,965
Gores Technology Partners, Inc. Class A(5)	662,042	6,481
Graf Acquisition Corp. IV(5)	222,759	2,170
Health Assurance Acquisition Corp. Class A(5)	436,766	4,315
Healthcare Services Acquisition Corp. Class A(5)	450,508	4,433
Hennessy Capital Investment Corp. V(5)	8,400	83
Hennessy Capital Investment Corp. VI Class A(5)	451,213	4,336
Highland Transcend Partners I Corp. Class A(5)	20,847	206
Home Plate Acquisition Corp. Class A(5)	322,291	3,139
Horizon Acquisition Corp. II Class A(5)	432,894	4,290
HPX Corp. Class A(5)	49,224	491
Hudson Executive Investment Corp. II(5)	17,300	170
Independence Holdings Corp.(5)	113,012	1,104
Independence Holdings Corp. Class A(5)	306,692	3,009
Infinite Acquisition Corp.(5)	104,431	1,034
INSU Acquisition Corp. III Class A(5)	436,638	4,301
InterPrivate II Acquisition Corp.(5)	63,494	621
InterPrivate III Financial Partners, Inc. Class A(5)	63,490	622
InterPrivate IV InfraTech Partners, Inc.(5)	16,373	161
ION Acquisition Corp. 3 Ltd. Class A(5)	437,873	4,269
Isleworth Healthcare Acquisition Corp.(5)	438,543	4,368
Jack Creek Investment Corp.(5)	116,600	1,149
Jack Creek Investment Corp. Class A(5)	302,112	2,971
Jaws Hurricane Acquisition Corp. Class A(5)	391,573	3,814
Jaws Juggernaut Acquisition Corp.(5)	295,167	2,896
Jaws Juggernaut Acquisition Corp. Class A(5)	131,123	1,278
Jaws Mustang Acquisition Corp.(5)	36,600	362
Jaws Mustang Acquisition Corp. Class A(5)	483,788	4,756
JOFF Fintech Acquisition Corp. Class A(5)	246,856	2,419
	Shares/Units	Value
Juniper II Corp.(5)	195,472	$ 1,957
Juniper II Corp. Class A(5)	250,389	2,486
Kensington Capital Acquisition Corp. IV(5)	326,205	3,316
Kensington Capital Acquisition Corp. V(5)	169,255	1,632
Kensington Capital Acquisition Corp. V Class A(5)	177,700	1,757
Khosla Ventures Acquisition Co. Class A(5)	440,241	4,292
Khosla Ventures Acquisition Co. III Class A(5)	388,928	3,788
Kismet Acquisition Three Corp.(5)	84	1
Kismet Acquisition Three Corp. Class A(5)	438,780	4,287
KKR Acquisition Holdings I Corp.(5)	424,235	4,183
KL Acquisition Corp. Class A(5)	622,584	6,126
KludeIn I Acquisition Corp. Class A(5)	32,000	320
L Catterton Asia Acquisition Corp. Class A(5)	439,236	4,305
Landcadia Holdings IV, Inc. Class A(5)	434,726	4,256
LAVA Medtech Acquisition Corp. Class A(5)	197,384	1,966
LDH Growth Corp. I Class A(5)	438,110	4,280
Lerer Hippeau Acquisition Corp. Class A(5)	440,533	4,308
Live Oak Crestview Climate Acquisition Corp.(5)	430,057	4,141
Live Oak Mobility Acquisition Corp. Class A(5)	208,944	2,048
Longview Acquisition Corp. II Class A(5)	426,920	4,171
M3-Brigade Acquisition II Corp. Class A(5)	429,828	4,217
Macondray Capital Acquisition Corp. I(5)	191,600	1,899
Macondray Capital Acquisition Corp. I Class A(5)	433,753	4,316
Magnum Opus Acquisition Ltd. Class A(5)	429,084	4,201
Marlin Technology Corp. Class A(5)	661,635	6,550
Mason Industrial Technology, Inc.(5)	197,230	1,923
Medicus Sciences Acquisition Corp. Class A(5)	164,000	1,607
MedTech Acquisition Corp. Class A(5)	346,875	3,413
Metals Acquisition Corp. Class A(5)	84,063	823
Motive Capital Corp. II(5)	250,495	2,505
Motive Capital Corp. II Class A(5)	184,925	1,829
Music Acquisition Corp. (The)(5)	205,000	2,013
New Vista Acquisition Corp. Class A(5)	76,113	747
Newbury Street Acquisition Corp.(5)	62,108	607
Newcourt Acquisition Corp.(5)	170,491	1,713
Newcourt Acquisition Corp. Class A(5)	80,403	808
NewHold Investment Corp. II Class A(5)	279,643	2,760
Noble Rock Acquisition Corp.(5)	18,600	182
North Atlantic Acquisition Corp. Class A(5)	437,086	4,301
North Mountain Merger Corp. Class A(5)	217,892	2,164
Northern Genesis Acquisition Corp. III Class A(5)	437,421	4,287
Northern Star Investment Corp. II Class A(5)	444,137	4,361
Omega Alpha SPAC Class A(5)	209,065	2,059
Pathfinder Acquisition Corp. Class A(5)	370,605	3,639
Patria Latin American Opportunity Acquisition Corp.(5)	33,214	334
Peridot Acquisition Corp. II(5)	176,260	1,727
Peridot Acquisition Corp. II Class A(5)	438,326	4,300
Pershing Square Tontine Holdings Ltd. Class A(5)	547,537	10,934
Phoenix Biotech Acquisition Corp.(5)	125,563	1,264
Phoenix Biotech Acquisition Corp. Class A(5)	435,512	4,368
Pioneer Merger Corp. Class A(5)	436,650	4,301
Pivotal Investment Corp. III(5)	54,665	536
Pontem Corp. Class A(5)	403,899	3,978
Portage Fintech Acquisition Corp. Class A(5)	167,496	1,625
Post Holdings Partnering Corp. Class A(5)	651,708	6,322
Prime Impact Acquisition I(5)	3,935	39
Prime Impact Acquisition I Class A(5)	454,200	4,542
Progress Acquisition Corp.(5)	6,819	67
PROOF Acquisition Corp. I(5)	334,456	3,147
Property Solutions Acquisition Corp. II(5)	130,444	1,272
PropTech Investment Corp. II Class A(5)	44,540	440
Prospector Capital Corp. Class A(5)	465,264	4,583
Pyrophyte Acquisition Corp.(5)	167,546	1,558

See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
Pyrophyte Acquisition Corp. Class A(5)	439,074	$ 4,391
RedBall Acquisition Corp. Class A(5)	791,741	7,886
Revolution Healthcare Acquisition Corp. Class A(5)	879,167	8,581
Riverview Acquisition Corp. Class A(5)	444,295	4,421
RMG Acquisition Corp. III Class A(5)	863,887	8,501
Rocket Internet Growth Opportunities Corp.(5)	372,661	3,641
Ross Acquisition Corp. II(5)	11,064	109
Ross Acquisition Corp. II Class A(5)	433,661	4,259
RXR Acquisition Corp. Class A(5)	445,738	4,364
ScION Tech Growth II(5)	80,650	792
Screaming Eagle Acquisition Corp.(5)	753,357	7,315
Seaport Calibre Materials Acquisition Corp.(5)	200,543	1,993
Semper Paratus Acquisition Corp.(5)	167,465	1,678
Senior Connect Acquisition Corp. I Class A(5)	317,258	3,125
Shelter Acquisition Corp. I(5)	379,078	3,719
ShoulderUp Technology Acquisition Corp. Class A(5)	188,525	1,870
Silver Crest Acquisition Corp. Class A(5)	297,311	2,931
SILVERspac, Inc. Class A(5)	39,614	382
Simon Property Group Acquisition Holdings, Inc.(5)	368,092	3,605
Simon Property Group Acquisition Holdings, Inc. Class A(5)	646,902	6,340
Slam Corp.(5)	407,140	3,998
Slam Corp. Class A(5)	31,355	308
Soar Technology Acquisition Corp.(5)	84,290	856
Social Capital Suvretta Holdings Corp. I Class A(5)	119,151	1,178
Social Capital Suvretta Holdings Corp. IV Class A(5)	98,630	958
Social Leverage Acquisition Corp. I Class A(5)	432,422	4,251
Software Acquisition Group, Inc. III Class A(5)	9,551	96
Sound Point Acquisition Corp. I Ltd.(5)	41,468	418
Sound Point Acquisition Corp. I Ltd. Class A(5)	211,967	2,124
Supernova Partners Acquisition Co. III Ltd. Class A(5)	831,008	8,127
Sustainable Development Acquisition I Corp.(5)	22,700	223
SVF Investment Corp.(5)	139,921	1,381
SVF Investment Corp. Class A(5)	873,807	8,616
SVF Investment Corp. 2 Class A(5)	13,746	135
Tailwind Acquisition Corp. Class A(5)	1,073,615	10,682
Tailwind International Acquisition Corp. Class A(5)	224,543	2,203
Target Global Acquisition I Corp.(5)	375,602	3,733
TCV Acquisition Corp. Class A(5)	282,250	2,752
Thunder Bridge Capital Partners III, Inc. Class A(5)	406,750	3,990
Tishman Speyer Innovation Corp. II Class A(5)	352,710	3,453
TortoiseEcofin Acquisition Corp. III Class A(5)	676,651	6,536
TPG Pace Beneficial Finance Corp. Class A(5)	2,078	21
TPG Pace Beneficial II Corp. Class A(5)	90,315	879
Tribe Capital Growth Corp. I(5)	222,494	2,183
Tribe Capital Growth Corp. I Class A(5)	219,127	2,143
Twelve Seas Investment Co. II(5)	31,437	309
TZP Strategies Acquisition Corp.(5)	50,000	492
Valuence Merger Corp. I(5)	19,767	198
VectoIQ Acquisition Corp. II Class A(5)	315,940	3,109
Vector Acquisition Corp. II Class A(5)	124,982	1,225
Viscogliosi Brothers Acquisition Corp.(5)	125,599	1,245
VPC Impact Acquisition Holdings II Class A(5)	440,980	4,322
Vy Global Growth Class A(5)	567,814	5,617
Waldencast Acquisition Corp. Class A(5)	443,036	4,364
Warburg Pincus Capital Corp. I Class A(5)	434,280	4,260
Warrior Technologies Acquisition Co. Class A(5)	439,403	4,368
Z-Work Acquisition Corp. Class A(5)	328,737	3,231
Total Special Purpose Acquisition Companies (Identified Cost $827,150)		821,591

	Shares	Value
Purchased Options—0.4%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $9,443)		$ 15,885

Private Investments in Public Equity—0.0%
MarketWise, Inc.(5)	65,608	236
Total Private Investments in Public Equity (Identified Cost $656)		236

Escrow Notes—2.4%
Industrials—0.0%
AMR Corp. Escrow Shares(3)(5)	1,243,406	25
Information Technology—2.4%
Altaba, Inc. Escrow(5)	20,262,111	103,337
Total Escrow Notes (Identified Cost $70,625)		103,362

Total Long-Term Investments—73.7% (Identified Cost $3,216,156)		3,106,732

Short-Term Investments—23.9%
Money Market Mutual Funds—23.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(8)	192,800,000	192,800
Federated Hermes Government Obligations Fund - Institutional Shares (seven-day effective yield 1.360%)(8)	41,607,877	41,608
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 1.358%)(8)	192,800,000	192,800
Invesco Government & Agency Portfolio - Institutional Shares (seven-day effective yield 1.386%)(8)	192,800,000	192,800
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(8)	192,800,000	192,800
Morgan Stanley Liquidity Fund Government Portfolio - Institutional Shares (seven-day effective yield 1.381%)(8)	192,800,000	192,800
Total Short-Term Investments (Identified Cost $1,005,608)		1,005,608

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.6% (Identified Cost $4,221,764)		4,112,340

Securities Sold Short—(1.3)%
Common Stocks—(1.3)%
Financials—(0.3)%
Aon plc Class A	(50,508)	(13,621)
Information Technology—(1.0)%
Broadcom, Inc.	(47,967)	(23,303)
MaxLinear, Inc.(5)	(266,004)	(9,039)

See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Information Technology—continued
NortonLifeLock, Inc.	(318,837)	$ (7,001)
		(39,343)

Real Estate—(0.0)%
Healthcare Realty Trust, Inc.	(7,910)	(215)
Total Common Stocks (Identified Proceeds $(60,645))		(53,179)

Total Securities Sold Short (Identified Proceeds $(60,645))		(53,179)

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $18,534)		(7,445)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—96.1% (Identified Cost $4,142,585)		$ 4,051,716
Other assets and liabilities, net—3.9%		163,518
NET ASSETS—100.0%		$ 4,215,234

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $199,280 or 4.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Non-income producing.
(6)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts. The value of securities segregated as collateral is $412,088.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America--Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	84%
Cayman Islands	10
United Kingdom	2
Taiwan	1
Virgin Islands (British)	1
Israel	1
Canada	1
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2022.

Open purchased options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
GSK plc	4,944	$17,798	$ 36.00	08/19/22	$ 111
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Open purchased options contracts as of June 30, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options (continued)
GSK plc	4,899	$18,616	$ 38.00	08/19/22	$ 172
iShares iBoxx High Yield Corporate Bond ETF	588	4,528	77.00	07/15/22	221
iShares iBoxx High Yield Corporate Bond ETF	4,695	35,682	76.00	08/19/22	1,690
Lennar Corp.	5,676	36,894	65.00	08/19/22	1,589
SPDR S&P 500 ETF Trust	1,529	57,338	375.00	07/15/22	1,092
SPDR S&P 500 ETF Trust	219	8,059	368.00	07/15/22	104
Vodafone Group plc	13,120	19,680	15.00	07/15/22	262
XPO Logistics, Inc.	2,826	19,076	67.50	08/19/22	5,567
XPO Logistics, Inc.	2,945	18,406	62.50	08/19/22	4,359
XPO Logistics, Inc.	1,748	8,303	47.50	08/19/22	718
Total Purchased Options					$15,885
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(1,646)	$(12,345)	$ 75.00	07/15/22	$ (546)
Activision Blizzard, Inc.	(836)	(6,688)	80.00	08/19/22	(109)
GSK plc	(4,944)	(19,776)	40.00	08/19/22	(2,027)
GSK plc	(4,899)	(20,576)	42.00	08/19/22	(1,205)
Lennar Corp.	(3,042)	(22,815)	75.00	08/19/22	(913)
Lennar Corp.	(2,634)	(18,438)	70.00	08/19/22	(1,338)
Mandiant, Inc.	(17)	(41)	24.00	09/16/22	(—) (3)
SPDR S&P 500 ETF Trust	(654)	(26,487)	405.00	07/15/22	(30)
Twitter, Inc.	(952)	(3,713)	39.00	07/15/22	(145)
Vodafone Group plc	(6,560)	(10,496)	16.00	07/15/22	(111)
Vodafone Group plc	(2,116)	(3,597)	17.00	07/15/22	(6)
XPO Logistics, Inc.	(2,945)	(19,879)	67.50	08/19/22	(59)
XPO Logistics, Inc.	(2,826)	(20,488)	72.50	08/19/22	(37)
XPO Logistics, Inc.	(1,748)	(9,614)	55.00	08/19/22	(266)
Zendesk, Inc.	(555)	(4,440)	80.00	07/15/22	(3)
Zendesk, Inc.	(1,430)	(10,725)	75.00	08/19/22	(172)
					(6,967)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(4,695)	(32,865)	70.00	08/19/22	(413)
SPDR S&P 500 ETF Trust	(437)	(15,295)	350.00	07/15/22	(65)
					(478)
Total Written Options					$(7,445)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of June 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	2,933	USD	2,044	GS	07/20/22	$ —	$ (19)
See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2022 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	21,377	USD	14,837	GS	07/27/22	$ —	$ (79)
AUD	40,917	USD	28,421	JPM	07/27/22	—	(173)
CAD	29,595	USD	22,892	JPM	07/11/22	98	—
EUR	8,236	USD	8,853	GS	10/13/22	—	(155)
EUR	8,076	USD	8,713	GS	11/23/22	—	(153)
GBP	794	USD	1,048	JPM	09/14/22	—	(81)
USD	51,933	CAD	66,519	JPM	07/11/22	257	—
USD	4,550	AUD	6,489	GS	07/13/22	70	—
USD	20,991	AUD	29,312	GS	07/20/22	755	—
USD	8,175	EUR	7,214	GS	07/20/22	607	—
USD	15,599	AUD	21,377	GS	07/27/22	840	—
USD	29,838	AUD	40,917	JPM	07/27/22	1,590	—
USD	22,332	CAD	28,916	JPM	07/27/22	—	(131)
USD	8,899	AUD	12,482	GS	08/04/22	281	—
USD	3,801	EUR	3,624	GS	08/05/22	—	(6)
USD	3,908	JPY	530,393	JPM	08/05/22	—	(10)
USD	842	EUR	796	JPM	08/09/22	6	—
USD	63,289	SEK	631,370	JPM	08/10/22	1,473	—
USD	36,889	GBP	30,044	JPM	08/12/22	288	—
USD	1,043	GBP	794	JPM	09/14/22	75	—
USD	24,635	EUR	22,157	JPM	09/15/22	1,288	—
USD	26,351	GBP	20,201	GS	10/05/22	1,712	—
USD	90,959	GBP	69,712	GS	10/07/22	5,928	—
USD	39,947	EUR	36,945	GS	10/13/22	929	—
USD	56,966	EUR	52,176	JPM	10/13/22	1,863	—
USD	71,005	GBP	57,461	JPM	11/10/22	843	—
USD	7,294	AUD	10,321	GS	11/15/22	163	—
USD	8,968	EUR	8,077	GS	11/23/22	407	—
Total						$19,473	$ (807)

Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Atlantia Spa	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/19/23	$ 30,225	$ (950)	$ —	$ (950)
Atlantia Spa	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	05/22/23	56,037	(2,832)	—	(2,832)
Avast plc	Pay	2.130% (0.610% + SOFR)	1 Month	GS	09/12/22	84,157	(17,758)	—	(17,758)
Brewin Dolphin Holdings plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	26,182	(1,734)	—	(1,734)
Bristol-Myers Squibb Co.(3)	Pay	1.570% (0.000% + OBFR)	1 Month	BAML	09/02/22	362	452	452	—
Brookfield Property LP	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	12/08/22	1,284	(269)	—	(269)
Cazoo Group Ltd.	Receive	(9.430)% ((11.000)% + OBFR)	1 Month	BAML	12/26/22	1,704	(1,564)	—	(1,564)
Cazoo Group Ltd.	Receive	(16.480)% ((18.000)% + SOFR)	1 Month	GS	12/26/22	4,311	(3,934)	—	(3,934)
Deutsche Euroshop AG	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/31/23	3,747	1	1	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	06/26/23	10,405	(233)	—	(233)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/20/23	3,603	(26)	—	(26)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/21/23	5,938	24	24	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/24/23	5,971	(18)	—	(18)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/27/23	9,868	9	9	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/28/23	4	(—) (4)	—	(—) (4)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/31/23	15,681	45	45	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	06/27/23	2,546	(53)	—	(53)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/10/23	4,238	(97)	—	(97)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/14/23	4,117	(24)	—	(24)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/10/23	3,259	(76)	—	(76)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/14/23	1,209	(5)	—	(5)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/17/23	1,920	13	13	—
See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/16/23	$ 8,602	$ 441	$ 441	$ —
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/19/23	4,293	156	156	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/27/23	4,328	154	154	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/13/23	4,293	186	186	—
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	02/27/23	3,851	(268)	—	(268)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/07/23	2,968	(181)	—	(181)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/10/23	10,453	(465)	—	(465)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	03/28/23	1,037	(70)	—	(70)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/03/23	1,885	(142)	—	(142)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/04/23	3,372	(219)	—	(219)
Irongate Group	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/19/23	4,580	(109)	—	(109)
Link Administration Holdings Ltd.	Pay	2.130% (0.610% + SOFR)	1 Month	GS	02/24/23	18,092	(5,682)	—	(5,682)
Meggit plc	Pay	2.330% (0.810% + SOFR)	1 Month	GS	09/12/22	91,223	(7,528)	—	(7,528)
Ramsay Health Care Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/10/23	6,467	(505)	—	(505)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/19/23	17,247	231	231	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/10/23	6,407	(107)	—	(107)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/20/23	5,830	165	165	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/24/23	4,191	91	91	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/27/23	4,251	86	86	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/31/23	3,479	46	46	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/20/23	8,566	31	31	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/26/23	4,144	3	3	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/27/23	1,753	(38)	—	(38)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/03/23	4,368	(74)	—	(74)
Telecom Italia S.P.A	Pay	2.130% (0.610% + SOFR)	1 Month	GS	02/13/23	6,406	(2,903)	—	(2,903)
Toshiba Corp.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/20/23	4,273	(248)	—	(248)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/27/23	3,592	(10)	—	(10)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/28/23	32,061	(181)	—	(181)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/31/23	717	(6)	—	(6)
Uniper S.E.	Pay	2.130% (0.610% + SOFR)	1 Month	GS	12/12/22	806	(529)	—	(529)
Uniti Group Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	8,651	(173)	—	(173)
Vifor Pharma AG	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/03/23	41,617	(260)	—	(260)
Vifor Pharma AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/03/23	73,214	(1,010)	—	(1,010)
Vifor Pharma AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/24/23	4,312	(54)	—	(54)
Willis Towers Watson plc	Pay	2.130% (0.610% + SOFR)	1 Month	GS	10/27/22	13,348	(1,971)	—	(1,971)
							(50,172)	2,134	(52,306)
Short Total Return Swap Contracts
Entegris, Inc.	Receive	1.220% ((0.350)% + OBFR)	1 Month	GS	06/02/23	(23,711)	4,847	4,847	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	04/25/23	(712)	7	7	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	04/28/23	(3,558)	64	64	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/01/23	(11,632)	209	209	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/04/23	(3,942)	40	40	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/25/23	(3,709)	165	165	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/26/23	(3,742)	98	98	—
See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/29/23	$(11,566)	$ 207	$ 207	$ —
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/05/23	(4,228)	148	148	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	05/22/23	(3,469)	76	76	—
II-VI, Inc.	Receive	1.220% ((0.350)% + OBFR)	1 Month	GS	06/12/23	(35,059)	5,098	5,098	—
Mks Instruments, Inc.	Receive	1.220% ((0.350)% + OBFR)	1 Month	GS	06/26/23	(8,072)	848	848	—
New York Community Bancorp, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	01/10/23	(2,343)	608	608	—
New York Community Bancorp, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	01/13/23	(2,293)	559	559	—
New York Community Bancorp, Inc.	Receive	1.170% ((0.400)% + OBFR)	1 Month	BAML	01/16/23	(595)	138	138	—
Rentokil Initial plc	Receive	1.220% ((0.350)% + OBFR)	1 Month	GS	05/19/23	(23,851)	2,670	2,670	—
							15,782	15,782	—
Total							$ (34,390)	$17,916	$ (52,306)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500.
See Notes to Financial Statements

THE MERGER FUND®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 231,447	$ —	$231,447	$ —
Leveraged Loans	29,134	—	18,397	10,737
Equity Securities:
Common Stocks	1,899,805	1,899,280	525	—
Escrow Notes	103,362	—	103,337	25
Warrants	1,564 (1)	995	—	569 (1)
Special Purpose Acquisition Companies	821,591	809,386	12,205	—
Preferred Stock	3,141	3,141	—	—
Rights	567 (1)	—	567	— (1)
Private Investments in Public Equity	236	236	—	—
Money Market Mutual Funds	1,005,608	1,005,608	—	—
Other Financial Instruments:*
Purchased Options	15,885	5,848	10,037	—
Forward Foreign Currency Exchange Contracts	19,473	—	19,473	—
Over-the-Counter Total Return Swaps	17,916	—	17,916	—
Total Investments, Before Securities Sold Short and Written Options	4,149,729	3,724,494	413,904	11,331
Liabilities:
Securities Sold Short:
Common Stocks	(53,179)	(53,179)	—	—
Other Financial Instruments:*
Written Options	(7,445)	(5,322)	(2,123)	—
Forward Foreign Currency Exchange Contracts	(807)	—	(807)	—
Over-the-Counter Total Return Swaps	(52,306)	—	(52,306)	—
Total Liabilities	(113,737)	(58,501)	(55,236)	—
Total Investments, Net of Securities Sold Short and Written Options	$4,035,992	$3,665,993	$358,668	$11,331

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $1,018 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Security held by the Fund with an end of period value of $135 was transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—68.9%
Communication Services—20.1%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 451	$ 233
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	1,456	1,047
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	1,969	1,769
Getty Images, Inc. 144A 9.750%, 3/1/27(1)	1,769	1,681
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,313	915
TEGNA, Inc.
4.625%, 3/15/28	161	150
5.000%, 9/15/29	1,864	1,763
Twitter, Inc.
144A 3.875%, 12/15/27(1)	1,785	1,683
144A 5.000%, 3/1/30(1)	423	401
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	732	473
		10,115

Consumer Discretionary—8.0%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	1,337	1,403
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	426	400
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	2,369	2,230
		4,033

Consumer Staples—4.7%
Fresh Market, Inc. (The) 144A 9.750%, 5/1/23(1)	715	715
TreeHouse Foods, Inc. 4.000%, 9/1/28	1,482	1,207
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	472	438
		2,360

Energy—3.8%
Exterran Energy Solutions LP 8.125%, 5/1/25	2,042	1,935
Financials—7.8%
FXI Holdings, Inc. 144A 12.250%, 11/15/26(1)	1,644	1,462
Genesis Energy LP 5.625%, 6/15/24(2)	173	162
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	1,901	1,765
144A 5.875%, 10/1/30(1)	580	533
		3,922

Health Care—0.8%
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	392	378
	Par Value	Value

Industrials—4.1%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	$ 255	$ 212
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	895	828
Meritor, Inc. 144A 4.500%, 12/15/28(1)	431	415
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	859	629
		2,084

Information Technology—15.1%
CDK Global, Inc. 144A 5.250%, 5/15/29(1)	90	88
Latam Finance Ltd. 144A 7.000%, 3/1/26(1)(3)	1,519	1,447
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	2,240	2,133
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	2,144	2,134
Switch Ltd.
144A 3.750%, 9/15/28(1)	1,831	1,811
144A 4.125%, 6/15/29(1)	2	2
		7,615

Materials—2.9%
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	1,694	1,478
Utilities—1.6%
Rockpoint Gas Storage Canada Ltd. 144A 7.000%, 3/31/23(1)	831	816
Total Corporate Bonds and Notes (Identified Cost $38,561)		34,736

Leveraged Loans—4.6%
Consumer Non-Durables—0.8%
Claire’s Stores, Inc. Tranche B (1 month LIBOR + 6.500%) 8.166%, 12/18/26(4)	408	397
Health Care—0.8%
Mallinckrodt International Finance S.A. 2017 (3 month LIBOR + 5.250%) 7.253%, 9/30/27(4)	475	404
Media / Telecom - Diversified Media—2.4%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(3)(5)	24	— (6)
Syniverse Holdings, Inc. (3 month SOFR + 7.000%) 8.286%, 5/13/27(4)	1,400	1,230
		1,230

Service—0.4%
Watts Guerra LLP (1 month LIBOR + 8.000%) 8.000%, 10/7/23(4)(5)	199	196
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Utility—0.2%
Heritage Power LLC Tranche B (3 month LIBOR + 6.000%) 7.000%, 7/30/26(4)	$ 279	$ 107
Total Leveraged Loans (Identified Cost $2,671)		2,334

	Shares
Closed End Fund—0.2%
Equity Fund—0.2%
Franklin Universal Trust	15,487	115
Total Closed End Fund (Identified Cost $129)		115

Preferred Stocks—1.6%
Consumer Discretionary—0.8%
Fossil Group, Inc., 7.000%	20,031	378
Financials—0.1%
Federal Home Loan Mortgage Corp., 8.375%(4)	17,452	57
Industrials—0.7%
Babcock & Wilcox Enterprises, Inc., 6.500%	16,450	356
Total Preferred Stocks (Identified Cost $953)		791

Common Stocks—0.0%
Consumer Staples—0.0%
TPCO Holding Corp.(7)	2,708	2
Industrials—0.0%
Hertz Global Holdings, Inc.(7)	100	2
Microvast Holdings, Inc.(7)	5,000	11
		13

Total Common Stocks (Identified Cost $85)		15

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(5)(7)	625	— (6)
Total Rights (Identified Cost $—)		— (6)

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc.(7)	1,000	— (6)
Consumer Discretionary—0.0%
Cazoo Group Ltd(7)	2,946	— (6)
	Shares	Value

Consumer Discretionary—continued
Global Business Travel Group I(7)	136	$ —(6)
		— (6)

Financials—0.0%
Accelerate Acquisition Corp.(7)	1,600	— (6)
Arrowroot Acquisition Corp.(7)	992	— (6)
Austerlitz Acquisition Corp. I(7)	1,157	— (6)
Avanti Acquisition Corp.(7)	2,149	— (6)
Bright Lights Acquisition Corp.(7)	157	— (6)
CF Acquisition Corp. VIII(7)	1,227	— (6)
Conx Corp.(7)	924	— (6)
Deep Lake Capital Acquisition Corp.(7)	2,600	— (6)
Delwinds Insurance Acquisition Corp.(7)	1,073	— (6)
Equity Distribution Acquisition Corp. Class A(7)	2,134	— (6)
Fortress Capital Acquisition Corp.(7)	1,965	1
G Squared Ascend I, Inc.(7)	1,150	— (6)
GCM Grosvenor, Inc. Class A(7)	4,103	2
Goal Acquisitions Corp.(7)	10,907	1
Golden Falcon Acquisition Corp.(7)	4,818	1
Grove Collaborative Holdings(7)	983	1
Healthcare Services Acquisition Corp.(7)	3,750	1
KL Acquisition Corp.(7)	3,890	— (6)
KludeIn I Acquisition Corp.(7)	2,500	— (6)
Longview Acquisition Corp. II(7)	738	— (6)
Marlin Technology Corp.(7)	1,733	— (6)
Moneylion, Inc.(7)	3,781	1
Pioneer Merger Corp.(7)	751	— (6)
Pontem Corp.(7)	2,585	1
Prospector Capital Corp.(7)	3,202	— (6)
RMG Acquisition Corp. III(7)	1,120	— (6)
ScION Tech Growth I(7)	6,275	1
SCVX Corp.(7)	1,289	— (6)
Senior Connect Acquisition Corp. I(7)	2,291	— (6)
Supernova Partners Acquisition Co. III Ltd(7)	974	— (6)
Thunder Bridge Capital Partners III, Inc.(7)	507	— (6)
Tishman Speyer Innovation Corp. II(7)	440	— (6)
Tuscan Holdings Corp. II(7)	6,372	1
VectoIQ Acquisition Corp. II(7)	400	— (6)
		11

Health Care—0.0%
Biote Corp.(7)	291	— (6)
Pear Therapeutics, Inc.(7)	1,433	— (6)
Quantum-Si, Inc.(7)	3,333	2
Talkspace, Inc.(7)	9,468	3
		5

Industrials—0.0%
Berkshire Grey, Inc.(7)	311	— (6)
Information Technology—0.0%
Embark Technology, Inc.(7)	1,533	— (6)
Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(7)	940	1
Total Warrants (Identified Cost $122)		17

See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
Special Purpose Acquisition Companies—7.3%
10X Capital Venture Acquisition Corp. II Class A(7)	5,278	$ 52
26 Capital Acquisition Corp.(7)	2,000	20
ACE Convergence Acquisition Corp. Class A(7)	1,661	17
AEA-Bridges Impact Corp. Class A(7)	4,519	45
Alpha Partners Technology Merger Corp. Class A(7)	1,697	16
AltEnergy Acquisition Corp.(7)	487	5
Altimar Acquisition Corp. III(7)	491	5
Anzu Special Acquisition Corp. I(7)	2,341	23
Ares Acquisition Corp.(7)	4,300	42
Arrowroot Acquisition Corp. Class A(7)	1,984	19
Astrea Acquisition Corp. Class A(7)	1,676	16
Athena Consumer Acquisition Corp.(7)	323	3
Atlas Crest Investment Corp. II(7)	5,300	52
Aurora Acquisition Corp. Class A(7)	622	6
Austerlitz Acquisition Corp. II(7)	4,600	45
Authentic Equity Acquisition Corp.(7)	5,000	49
Belong Acquisition Corp. Class A(7)	479	5
Bilander Acquisition Corp. Class A(7)	1,702	16
Biotech Acquisition Co. Class A(7)	1,685	17
BlueRiver Acquisition Corp.(7)	2,100	21
BOA Acquisition Corp. Class A(7)	1,177	12
Brigade-M3 European Acquisition Corp.(7)	960	9
Bright Lights Acquisition Corp. Class A(7)	3,882	38
Build Acquisition Corp.(7)	721	7
Carney Technology Acquisition Corp. II(7)	1,233	12
Cartesian Growth Corp. Class A(7)	1,343	13
CC Neuberger Principal Holdings II Class A(7)	1,906	19
CC Neuberger Principal Holdings III(7)	5,400	53
CF Acquisition Corp. VIII(7)	3	— (6)
Churchill Capital Corp. VII Class A(7)	3,354	33
CHW Acquisition Corp.(7)	9,215	91
CIIG Capital Partners II, Inc.(7)	1,202	12
Class Acceleration Corp.(7)	2,100	21
Climate Real Impact Solutions II Acquisition Corp.(7)	1,100	11
Climate Real Impact Solutions II Acquisition Corp. Class A(7)	1,547	15
Colonnade Acquisition Corp. II(7)	4,782	47
Concord Acquisition Corp. Class A(7)	1,514	15
Concord Acquisition Corp. III Class A(7)	3,231	32
Conyers Park III Acquisition Corp. Class A(7)	1,699	16
Corazon Capital V838 Monoceros Corp. Class A(7)	849	8
COVA Acquisition Corp.(7)	5,600	55
D & Z Media Acquisition Corp.(7)	628	6
Decarbonization Plus Acquisition Corp. IV Class A(7)	1,584	16
Elliott Opportunity II Corp. Class A(7)	3,090	30
Enterprise 4.0 Technology Acquisition Corp.(7)	484	5
ESGEN Acquisition Corp.(7)	565	6
ESM Acquisition Corp.(7)	4,782	47
Eucrates Biomedical Acquisition Corp.(7)	3	— (6)
ExcelFin Acquisition Corp.(7)	486	5
ExcelFin Acquisition Corp. Class A(7)	3,748	37
Fat Projects Acquisition Corp.(7)	3,810	38
Fifth Wall Acquisition Corp. III Class A(7)	1,691	16
FinServ Acquisition Corp. II(7)	2,300	23
Fintech Evolution Acquisition Group(7)	1,493	15
Fortistar Sustainable Solutions Corp.(7)	1,909	19
Fortress Value Acquisition Corp. III(7)	324	3
Fortress Value Acquisition Corp. IV(7)	1,409	14
Fortress Value Acquisition Corp. IV Class A(7)	340	3
FTAC Athena Acquisition Corp. Class A(7)	2,220	22
FTAC Emerald Acquisition Corp.(7)	1,614	16
FTAC Hera Acquisition Corp.(7)	3,000	29
FTAC Zeus Acquisition Corp.(7)	323	3
	Shares/Units	Value
Fusion Acquisition Corp. II(7)	2,500	$ 24
G Squared Ascend I, Inc. Class A(7)	7,315	72
G Squared Ascend II, Inc.(7)	1,000	10
Gesher I Acquisition Corp.(7)	481	5
Global SPAC Partners Co.(7)	3,199	33
Goal Acquisitions Corp.(7)	161	2
Gores Holdings VIII, Inc. Class A (7)	19	— (6)
Gores Technology Partners II, Inc. Class A(7)	175	2
Graf Acquisition Corp. IV(7)	717	7
Health Assurance Acquisition Corp. Class A(7)	1,681	17
Hennessy Capital Investment Corp. V(7)	1,800	18
Hennessy Capital Investment Corp. VI Class A(7)	21,907	211
Home Plate Acquisition Corp. Class A(7)	2,773	27
Horizon Acquisition Corp. II Class A(7)	1,536	15
Independence Holdings Corp.(7)	4,615	45
Infinite Acquisition Corp.(7)	404	4
INSU Acquisition Corp. III Class A(7)	1,696	17
InterPrivate II Acquisition Corp.(7)	2,291	22
InterPrivate III Financial Partners, Inc. Class A(7)	2,290	22
InterPrivate IV InfraTech Partners, Inc.(7)	2,291	23
ION Acquisition Corp. 3 Ltd. Class A(7)	1,554	15
Isleworth Healthcare Acquisition Corp.(7)	3,765	37
Jack Creek Investment Corp.(7)	4,400	43
Jaws Hurricane Acquisition Corp. Class A(7)	1,390	14
Jaws Juggernaut Acquisition Corp.(7)	1,047	10
Jaws Mustang Acquisition Corp.(7)	2,000	20
Juniper II Corp.(7)	2,038	20
Juniper II Corp. Class A(7)	2,611	26
Kensington Capital Acquisition Corp. IV(7)	3,369	34
Khosla Ventures Acquisition Co. III Class A(7)	1,542	15
Kismet Acquisition Three Corp. Class A(7)	1,557	15
KKR Acquisition Holdings I Corp.(7)	1,508	15
KludeIn I Acquisition Corp. Class A(7)	5,000	50
L Catterton Asia Acquisition Corp. Class A(7)	1,559	15
Landcadia Holdings IV, Inc. Class A(7)	1,543	15
LDH Growth Corp. I Class A(7)	1,685	16
Live Oak Crestview Climate Acquisition Corp.(7)	1,531	15
Live Oak Mobility Acquisition Corp. Class A(7)	809	8
Longview Acquisition Corp. II Class A(7)	3,690	36
M3-Brigade Acquisition II Corp. Class A(7)	1,524	15
Macondray Capital Acquisition Corp. I Class A(7)	3,046	30
Magnum Opus Acquisition Ltd. Class A(7)	1,529	15
Mason Industrial Technology, Inc.(7)	4,330	42
MedTech Acquisition Corp. Class A(7)	1,349	13
Motive Capital Corp. II(7)	3,315	33
Newbury Street Acquisition Corp.(7)	4,871	48
Newcourt Acquisition Corp.(7)	1,467	15
Newcourt Acquisition Corp. Class A(7)	692	7
NewHold Investment Corp. II Class A(7)	2,405	24
Noble Rock Acquisition Corp.(7)	4,313	42
Noble Rock Acquisition Corp. Class A(7)	2,803	28
North Mountain Merger Corp. Class A(7)	1,670	17
Northern Genesis Acquisition Corp. III Class A(7)	1,552	15
Northern Star Investment Corp. II Class A(7)	2,200	22
Patria Latin American Opportunity Acquisition Corp.(7)	348	4
Peridot Acquisition Corp. II(7)	3,846	38
Peridot Acquisition Corp. II Class A(7)	1,556	15
Phoenix Biotech Acquisition Corp.(7)	480	5
Pioneer Merger Corp. Class A(7)	2,253	22
Pivotal Investment Corp. III(7)	2,200	22
Post Holdings Partnering Corp. Class A(7)	2,294	22
Prime Impact Acquisition I(7)	525	5
Prime Impact Acquisition I Class A(7)	4,129	41
Progress Acquisition Corp.(7)	615	6
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
PROOF Acquisition Corp. I(7)	1,296	$ 12
Property Solutions Acquisition Corp. II(7)	2,293	22
PropTech Investment Corp. II Class A(7)	501	5
Pyrophyte Acquisition Corp.(7)	652	6
RedBall Acquisition Corp. Class A(7)	1,567	16
Riverview Acquisition Corp. Class A(7)	5,240	52
RMG Acquisition Corp. III Class A(7)	1,700	17
Rocket Internet Growth Opportunities Corp.(7)	4,871	48
Ross Acquisition Corp. II(7)	4,228	42
Screaming Eagle Acquisition Corp.(7)	3,418	33
Seaport Calibre Materials Acquisition Corp.(7)	1,725	17
Semper Paratus Acquisition Corp.(7)	651	7
Shelter Acquisition Corp. I(7)	4,500	44
Simon Property Group Acquisition Holdings, Inc. Class A(7)	2,295	22
Slam Corp.(7)	1,579	16
Slam Corp. Class A(7)	122	1
Soar Technology Acquisition Corp.(7)	299	3
Software Acquisition Group, Inc. III Class A(7)	82	1
Sound Point Acquisition Corp. I Ltd.(7)	428	4
Sustainable Development Acquisition I Corp.(7)	5,000	49
SVF Investment Corp. Class A(7)	1,370	14
Tailwind Acquisition Corp. Class A(7)	2,698	27
Target Global Acquisition I Corp.(7)	1,442	14
TCV Acquisition Corp. Class A(7)	2,428	24
Thunder Bridge Capital Partners III, Inc. Class A(7)	2,535	25
Tishman Speyer Innovation Corp. II Class A(7)	2,200	22
TortoiseEcofin Acquisition Corp. III Class A(7)	8,068	78
Tribe Capital Growth Corp. I(7)	2,062	20
Twelve Seas Investment Co. II(7)	904	9
TZP Strategies Acquisition Corp.(7)	5,434	53
VectoIQ Acquisition Corp. II Class A(7)	2,000	20
Viscogliosi Brothers Acquisition Corp.(7)	569	6
Waldencast Acquisition Corp. Class A(7)	5,297	52
Warburg Pincus Capital Corp. I Class A(7)	1,541	15
Z-Work Acquisition Corp. Class A(7)	1,154	11
Total Special Purpose Acquisition Companies (Identified Cost $3,722)		3,694

	Shares
Purchased Options—0.4%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $104)		186

Private Investments in Public Equity—0.0%
MarketWise, Inc.(7)	1,083	4
Total Private Investments in Public Equity (Identified Cost $11)		4

	Shares	Value

Escrow Notes—2.3%
Information Technology—2.3%
Altaba, Inc. Escrow(7)	225,250	$ 1,149
Total Escrow Notes (Identified Cost $1,079)		1,149

Total Long-Term Investments—85.3% (Identified Cost $47,437)		43,041

Short-Term Investments—16.3%
Money Market Mutual Funds—16.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(8)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 1.358%)(8)	1,900,000	1,900
Invesco Government & Agency Portfolio - Institutional Shares (seven-day effective yield 1.386%)(8)	1,900,000	1,900
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(8)	1,900,000	1,900
Morgan Stanley Liquidity Fund Government Portfolio - Institutional Shares (seven-day effective yield 1.381%)(8)	622,699	623
Total Short-Term Investments (Identified Cost $8,223)		8,223

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—101.6% (Identified Cost $55,660)		51,264

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $25)		(40)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—101.5% (Identified Cost $55,635)		$51,224
Other assets and liabilities, net—(1.5)%		(780)
NET ASSETS—100.0%		$50,444

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $29,519 or 58.5% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open written option contracts and swap contracts. The value of securities segregated as collateral is $162.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Amount is less than $500.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Country Weightings†
United States	86%
Cayman Islands	7
Luxembourg	5
Canada	2
Total	100%
† % of total investments, net of written options, as of June 30, 2022.

Open purchased options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	57	$ 439	$77.00	07/15/22	$ 21
iShares iBoxx High Yield Corporate Bond ETF	458	3,481	76.00	08/19/22	165
Total Purchased Options					$186
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
iShares iBoxx High Yield Corporate Bond ETF	(458)	$(3,206)	$70.00	08/19/22	$(40)
Total Written Options					$(40)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Accelerate Acquisition Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	08/02/22	$ 47	$ — (3)	$— (3)	$ —
Afternext Healthtech Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	04/04/23	257	2	2	—
Apollo Tactical, Income Fund	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	462	(74)	—	(74)
Arclight Clean Transition Corp. II	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/17/23	450	4	4	—
Ares Dynamic Credit Allocation	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	217	(38)	—	(38)
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Austerlitz Acquisition Corp. I	Pay	2.730% (1.210% + SOFR)	1 Month	GS	12/08/22	$ 89	$ (3)	$—	$ (3)
Avanti Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/27/23	137	1	1	—
Blackrock Debt Strategies	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	222	(31)	—	(31)
BlackRock Floating Rate Income	Pay	2.110% (0.540% + OBFR)	3 Month	JPM	09/20/22	38	(6)	—	(6)
BlackRock Floating Rate Income	Pay	2.110% (0.540% + OBFR)	3 Month	JPM	02/20/23	20	(3)	—	(3)
BlackRock Floating Rate Income	Pay	2.110% (0.540% + OBFR)	3 Month	JPM	02/27/23	10	(2)	—	(2)
BlackRock Floating Rate Income	Pay	2.110% (0.540% + OBFR)	3 Month	JPM	03/03/23	10	(1)	—	(1)
Catalyst Partners Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/17/23	429	— (3)	— (3)	—
Cazoo Group Ltd.	Receive	(16.480%) ((18.000%) + OBFR)	1 Month	GS	12/26/22	25	(22)	—	(22)
CC Neuberger Principaluisition Ii.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	02/20/23	163	1	1	—
CIIG Capital Partners II	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	418	2	2	—
Compute Health Acquisition Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	12/29/22	71	(2)	—	(2)
Concord Acquisition Corp. II	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	428	(2)	—	(2)
Conx Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	08/02/22	42	— (3)	— (3)	—
Deep Lake Capital Acquisition Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	07/18/22	50	1	1	—
Diamondhead Holdings Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	05/18/23	109	— (3)	— (3)	—
DMY Technology Group, Inc. VI	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	414	— (3)	— (3)	—
Doubleline Income Solutions	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	218	(36)	—	(36)
Dragoneer Growth Opp Corp. III	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/17/23	440	1	1	—
Elliott Opportunity II Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	12/09/22	54	(1)	—	(1)
Equity Distribution Acquisition Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/27/23	83	— (3)	— (3)	—
Far Peak Acquisition Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	11/21/22	71	(1)	—	(1)
Fintech Acquisition Corp. VI	Pay	2.730% (1.210% + SOFR)	1 Month	GS	12/08/22	101	(2)	—	(2)
First Trust Senior Floating Rate	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	236	(39)	—	(39)
Fortress Capital Acquisition	Pay	2.730% (1.210% + SOFR)	1 Month	GS	07/11/22	97	(—) (3)	—	(—) (3)
Fortress Value Acquisition Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	03/17/23	430	3	3	—
Frazier Lifesciences Acquisition Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	11/21/22	92	(1)	—	(1)
FTAC Parnassus Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/17/23	428	6	6	—
Goal Acquisitions Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	07/08/22	105	2	2	—
Golden Falcon Acquisition Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/27/23	95	— (3)	— (3)	—
Gores Holdings VII, Inc.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	413	1	1	—
Gores Technology Partners, Inc.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	419	1	1	—
Healthcare Services Acquisition Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/27/23	74	— (3)	— (3)	—
Hudson Executive Investment Corp.	Pay	2.730% (1.210% + SOFR)	1 Month	GS	12/09/22	55	(1)	—	(1)
Invesco Dynamic Contra	Pay	2.670% (1.100% + OBFR)	1 Month	GS	02/24/23	6	(1)	—	(1)
Invesco Dynamic Contra	Pay	2.07% (0.500% + OBFR)	3 Month	JPM	12/19/22	47	(2)	—	(2)
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Invesco Senior Income Trust	Pay	2.010% (0.440% + OBFR)	3 Month	JPM	02/13/23	$288	$ (35)	$—	$ (35)
Invesco Senior Income Trust	Pay	2.010% (0.440% + OBFR)	3 Month	JPM	02/20/23	20	(3)	—	(3)
Invesco Senior Income Trust	Pay	2.010% (0.440% + OBFR)	3 Month	JPM	02/27/23	16	(2)	—	(2)
Invesco Senior Income Trust	Pay	2.010% (0.440% + OBFR)	3 Month	JPM	09/20/22	57	(6)	—	(6)
Invesco Senior Income Trust	Pay	2.010% (0.440% + OBFR)	3 Month	JPM	02/24/23	226	(19)	—	(19)
Jaws Juggernaut Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	419	1	1	—
Kairos Acquisition Corp.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	11/21/22	99	(2)	—	(2)
Kensington Cap. Acquisition Corp.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	12/29/22	76	(6)	—	(6)
Khosla Ventures Acquisition Co.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	425	2	2	—
Kl Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	06/23/23	114	1	1	—
Lerer Hippeau Acquisition Corp.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	08/02/22	45	(—) (3)	—	(—) (3)
Marlin Technology Corp.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	07/22/22	50	1	1	—
Medicus Sciences Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	05/04/23	108	— (3)	— (3)	—
New Vista Acquisition Crop.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	05/04/23	109	(1)	—	(1)
Nuveen Credit Strategies Fund	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	457	(65)	—	(65)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	2.780% (1.210% + OBFR)	1 Month	GS	06/26/23	79	(3)	—	(3)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	1.950% (0.380% + OBFR)	3 Month	JPM	09/20/22	9	(2)	—	(2)
Omega Alpha SPAC	Pay	2.730% (1.210% + OBFR)	1 Month	GS	07/18/22	48	(1)	—	(1)
One Equity Partners Open Water	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/28/23	158	(1)	—	(1)
Pershing Square Tontine Holdings, Ltd.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	11/15/22	76	— (3)	— (3)	—
Pontem Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/27/23	76	— (3)	— (3)	—
Prospector Capital Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/27/23	94	— (3)	— (3)	—
Quantum-Si Incuisition, Inc.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	06/23/23	33	(14)	—	(14)
Revolution Healthcare Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/17/23	445	1	1	—
RMG Acquisition Corp. III	Pay	2.730% (1.210% + OBFR)	1 Month	GS	07/29/22	55	— (3)	— (3)	—
Saba Capital Income and Opportunity Fund	Pay	2.780% (1.210% + OBFR)	1 Month	GS	02/24/23	217	(5)	—	(5)
Saba Capital Income and Opportunity Fund	Pay	1.950% (0.380% + OBFR)	3 Month	JPM	02/27/23	3	(—) (3)	—	(—) (3)
Scion Tech Growth II	Pay	2.730% (1.210% + OBFR)	1 Month	GS	12/09/22	57	(—) (3)	—	(—) (3)
Scion Tech Growthuisition I.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	05/01/23	130	1	1	—
SCP & Co. Healthcare Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/28/23	158	(2)	—	(2)
Senior Connect Acquisition Corp.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	08/02/22	45	1	1	—
Social Capital Suvretta Holding Co. II	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	409	3	3	—
Supernova Partners Acquisition Co. III, Ltd.	Pay	2.730% (1.210% + OBFR)	1 Month	GS	12/29/22	474	3	3	—
SVF Investment Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	422	4	4	—
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
The Music Acquisition Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	12/09/22	$ 54	$ (1)	$—	$ (1)
TPG Pace Beneficial II Corp.	Pay	2.780% (1.210% + OBFR)	1 Month	GS	03/23/23	414	(2)	—	(2)
VY Global Growth	Pay	2.730% (1.210% + OBFR)	1 Month	GS	08/02/22	45	(—) (3)	—	(—) (3)
							(395)	43	(438)
Total							$(395)	$43	$ (438)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$34,736	$ —	$34,736	$ —
Leveraged Loans	2,334	—	2,138	196
Equity Securities:
Preferred Stocks	791	791	—	—
Closed End Fund	115	115	—	—
Escrow Notes	1,149	—	1,149	—
Special Purpose Acquisition Companies	3,694	3,644	50	—
Warrants	17	17	—	—
Common Stocks	15	15	—	—
Private Investments in Public Equity	4	4	—	—
Rights	—	—	—	— (1)
Money Market Mutual Funds	8,223	8,223	—	—
Other Financial Instruments:*
Purchased Options	186	186	—	—
Over-the-Counter Total Return Swaps	43	—	43	—
Total Investments, Before Written Options	51,307	12,995	38,116	196
Liabilities:
Other Financial Instruments:*
Written Options	(40)	(40)	—	—
Over-the-Counter Total Return Swaps	(438)	—	(438)	—
Total Liabilities	(478)	(40)	(438)	—
Total Investments, Net of Written Options	$50,829	$12,955	$37,678	$196

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Series with an end of period value of $11 were transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Common Stocks
Investments in Securities
See Notes to Financial Statements

WESTCHESTER CREDIT EVENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Total	Leveraged Loans	Rights	Common Stocks
Balance as of December 31, 2021:	$ 352	$ 325	$ —(a)	$ 27
Net realized gain (loss)	1	1	—
Net change in unrealized appreciation (depreciation)(b)	(15)	1	—	(16)
Sales (c)	(131)	(131)	—
Transfers from Level 3(d)	(11)	—	—	(11)
Balance as of June 30, 2022	$ 196	$ 196	$ — (a)	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $(15).
(c) Includes paydowns on securities.
(d)“Transfers into and/or from” represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—29.6%
Communication Services—7.6%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$3,724	$ 1,922
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	2,780	1,999
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)(2)	6,278	5,641
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	6,637	6,305
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,733	1,208
TEGNA, Inc.
4.625%, 3/15/28	482	451
5.000%, 9/15/29	2,839	2,685
Twitter, Inc.
144A 3.875%, 12/15/27(1)	3,131	2,952
144A 5.000%, 3/1/30(1)	1,173	1,113
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	2,174	1,404
		25,680

Consumer Discretionary—4.1%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	6,462	6,782
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	3,366	3,159
Tenneco, Inc.
5.000%, 7/15/26	728	681
144A 5.125%, 4/15/29(1)	3,487	3,282
		13,904

Consumer Staples—3.1%
Fresh Market, Inc. (The) 144A 9.750%, 5/1/23(1)(2)	5,251	5,251
TreeHouse Foods, Inc. 4.000%, 9/1/28	3,268	2,662
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	2,791	2,589
		10,502

Energy—0.5%
Exterran Energy Solutions LP 8.125%, 5/1/25	1,894	1,795
Financials—4.6%
FXI Holdings, Inc. 144A 12.250%, 11/15/26(1)	4,113	3,658
Genesis Energy LP 5.625%, 6/15/24(2)	3,324	3,114
Latam Finance Ltd. 144A 7.000%, 3/1/26(1)(3)	1,802	1,717
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	5,242	4,868
144A 5.875%, 10/1/30(1)	2,235	2,052
		15,409

Health Care—0.8%
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	2,837	2,733
	Par Value	Value

Industrials—4.5%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	$1,474	$ 1,227
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	7,075	6,544
Meritor, Inc. 144A 4.500%, 12/15/28(1)	1,734	1,670
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)(2)	7,948	5,814
		15,255

Information Technology—2.5%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	3,481	3,315
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	3,583	3,565
Switch Ltd.
144A 3.750%, 9/15/28(1)	1,460	1,444
144A 4.125%, 6/15/29(1)	10	10
		8,334

Materials—0.9%
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,503	3,056
Utilities—1.0%
Rockpoint Gas Storage Canada Ltd. 144A 7.000%, 3/31/23(1)	3,497	3,436
Total Corporate Bonds and Notes (Identified Cost $112,586)		100,104

Leveraged Loans—2.1%
Consumer Non-Durables—0.1%
Claire’s Stores, Inc. Tranche B (1 month LIBOR + 6.500%) 8.166%, 12/18/26(4)	256	248
Health Care—0.7%
Mallinckrodt International Finance S.A. 2017 (3 month LIBOR + 5.250%) 7.253%, 9/30/27(4)	2,857	2,431
Media / Telecom - Diversified Media—0.7%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(3)(5)	150	2
Syniverse Holdings, Inc. (3 month SOFR + 7.000%) 8.286%, 5/13/27(4)	2,688	2,362
		2,364

Service—0.2%
Watts Guerra LLP (1 month LIBOR + 8.000%) 8.000%, 10/7/23(4)(5)	722	712
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Utility—0.4%
Heritage Power LLC Tranche B (3 month LIBOR + 6.000%) 7.000%, 7/30/26(4)	$3,327	$ 1,275
Total Leveraged Loans (Identified Cost $9,733)		7,030

	Shares
Closed End Funds—1.2%
Equity Funds—1.2%
Apollo Senior Floating Rate Fund, Inc.	11,127	143
Apollo Tactical Income Fund, Inc.	64,106	772
Ares Dynamic Credit Allocation Fund, Inc.	8,750	107
BlackRock Debt Strategies Fund, Inc.	12,453	114
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	109
DoubleLine Income Solutions Fund	8,919	108
First Trust Senior Floating Rate Income Fund II	11,712	117
Franklin Universal Trust	102,050	760
Invesco Senior Income Trust	64,480	251
Nuveen Credit Strategies Income Fund	149,962	780
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257	644
Saba Capital Income & Opportunities Fund	29,430	236
		4,141

Total Closed End Funds (Identified Cost $5,012)		4,141

Preferred Stocks—0.8%
Consumer Discretionary—0.2%
Fossil Group, Inc., 7.000%	31,540	595
Financials—0.5%
Federal Home Loan Mortgage Corp., 8.375%(4)	537,348	1,778
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	11,979	259
Total Preferred Stocks (Identified Cost $2,347)		2,632

Common Stocks—20.7%
Communication Services—1.8%
Activision Blizzard, Inc.	645	50
MGM Holdings, Inc. Class A(6)	11,358	45
Sciplay Corp. Class A(6)	22,239	311
Shaw Communications, Inc. Class B	99,926	2,944
Take-Two Interactive Software, Inc.(6)	749	92
TEGNA, Inc.	14,637	307
Twitter, Inc.(6)	59,502	2,225
		5,974

Consumer Discretionary—0.6%
Kohl’s Corp.	9,100	325
Lennar Corp. Class A	1,300	92
Sportsman’s Warehouse Holdings, Inc.(6)	50,101	480
	Shares	Value

Consumer Discretionary—continued
Tenneco, Inc. Class A(6)	69,990	$ 1,201
		2,098

Consumer Staples—0.0%
TPCO Holding Corp.(6)	59,359	39
Financials—1.0%
Alleghany Corp.(6)	2,930	2,441
First Horizon Corp.	42,658	932
		3,373

Health Care—2.9%
Biohaven Pharmaceutical Holding Co. Ltd.(6)	4,955	722
Covetrus, Inc.(6)	3,441	71
Encompass Health Corp.	104,300	5,846
GSK plc Sponsored ADR	30,660	1,335
LHC Group, Inc.(6)	11,387	1,773
Quantum-Si, Inc.(6)	40,418	94
		9,841

Industrials—3.3%
Crane Holdings Co.	27,600	2,417
Griffon Corp.	193,600	5,426
Hertz Global Holdings, Inc.(6)	1,387	22
ManTech International Corp. Class A	7,459	712
Meritor, Inc.(6)	818	30
Microvast Holdings, Inc.(6)	50,000	111
Nielsen Holdings plc	2,223	52
XPO Logistics, Inc.(6)	49,800	2,398
		11,168

Information Technology—6.9%
Citrix Systems, Inc.	12,540	1,219
CMC Materials, Inc.	5,189	905
Mandiant, Inc.(6)	32,208	703
MoneyGram International, Inc.(6)	164,589	1,646
NeoPhotonics Corp.(6)	39,259	618
Plantronics, Inc.(6)	1,574	62
Rogers Corp.(6)	5,524	1,448
Sailpoint Technologies Holdings, Inc.(6)	5,772	362
Silicon Motion Technology Corp. ADR(2)	56,306	4,713
Switch, Inc. Class A	157,972	5,292
Tower Semiconductor Ltd.(6)	486	22
VMware, Inc. Class A	34,719	3,957
Vonage Holdings Corp.(6)	37,991	716
Zendesk, Inc.(6)	22,808	1,689
		23,352

Materials—0.7%
Atotech Ltd.(2)(6)	114,840	2,222
Real Estate—3.5%
American Campus Communities, Inc.	142,414	9,279
Healthcare Realty Trust, Inc.	465	13
Healthcare Trust of America, Inc. Class A(2)	93,533	2,610

See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Real Estate—continued
PS Business Parks, Inc.	421	$ 79
		11,981

Total Common Stocks (Identified Cost $77,786)		70,048

Rights—0.1%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(5)(6)	4,016	—
Health Care—0.0%
Bristol Myers Squibb Co.(6)	169,085	211
Materials—0.1%
Pan American Silver Corp.(6)	322,499	229
Total Rights (Identified Cost $209)		440

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A.(5)(6)	35,748	—
BuzzFeed, Inc.(6)	17,333	2
		2

Consumer Discretionary—0.0%
Cazoo Group Ltd(6)	63,999	6
CEC Brands LLC(5)(6)	45,120	135
Enjoy Technology, Inc.(6)	33,184	— (7)
Global Business Travel Group I(6)	3,636	4
Kaixin Auto Holdings(6)	48,712	2
Reebonz Holding Ltd(5)(6)	23,859	—
		147

Consumer Staples—0.0%
Whole Earth Brands, Inc.(6)	30,942	9
Financials—0.1%
Accelerate Acquisition Corp.(6)	31,920	5
Ackrell Spac Partners I Co.(2)(6)	56,100	6
Arrowroot Acquisition Corp.(6)	60,113	3
Austerlitz Acquisition Corp. I(6)	14,141	4
Avanti Acquisition Corp.(6)	23,300	2
Bright Lights Acquisition Corp.(6)	8,226	1
CF Acquisition Corp. VIII(6)	14,261	3
Cohn Robbins Holdings Corp.(6)	16,972	7
Conx Corp.(6)	49,628	8
Deep Lake Capital Acquisition Corp.(6)	61,170	5
Delwinds Insurance Acquisition Corp.(6)	26,187	5
E.Merge Technology Acquisition Corp.(6)	24,666	3
Fortress Capital Acquisition Corp.(6)	24,997	4
G Squared Ascend I, Inc.(6)	17,913	2
GCM Grosvenor, Inc. Class A(6)	28,825	11
Goal Acquisitions Corp.(6)	272,843	26
Golden Falcon Acquisition Corp.(6)	62,637	6
Grove Collaborative Holdings(6)	20,136	8
Healthcare Services Acquisition Corp.(6)	64,000	6
	Shares	Value

Financials—continued
KL Acquisition Corp.(6)	53,333	$ 3
KludeIn I Acquisition Corp.(6)	10,000	1
Longview Acquisition Corp. II(6)	8,769	1
Marlin Technology Corp.(6)	58,227	8
Medicus Sciences Acquisition Corp.(6)	6,666	1
Moneylion, Inc.(6)	53,893	9
North Atlantic Acquisition Corp.(6)	18,487	2
Pathfinder Acquisition Corp.(6)	11,102	1
Pioneer Merger Corp.(6)	18,034	2
Pontem Corp.(6)	49,791	7
Prospector Capital Corp.(6)	40,756	4
RMG Acquisition Corp. III(6)	20,895	2
ScION Tech Growth I(6)	122,675	10
SCVX Corp.(6)	6,534	— (7)
Senior Connect Acquisition Corp. I(6)	25,144	2
Supernova Partners Acquisition Co. III Ltd(6)	13,363	2
Thunder Bridge Capital Partners III, Inc.(6)	28,698	7
Tishman Speyer Innovation Corp. II(6)	21,575	3
Tuscan Holdings Corp. II(6)	48,478	8
VectoIQ Acquisition Corp. II(6)	23,304	3
		191

Health Care—0.0%
Biote Corp.(6)	7,203	3
Pear Therapeutics, Inc.(6)	36,173	4
Quantum-Si, Inc.(6)	17,647	10
Talkspace, Inc.(6)	55,361	19
		36

Industrials—0.0%
Berkshire Grey, Inc.(6)	8,388	2
Shapeways Holdings, Inc.(6)	126,337	11
		13

Information Technology—0.0%
Embark Technology, Inc.(6)	19,566	3
Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(6)	11,400	6
Total Warrants (Identified Cost $4,184)		407

	Shares/Units
Special Purpose Acquisition Companies—33.9%
10X Capital Venture Acquisition Corp. II Class A(6)	36,710	363
26 Capital Acquisition Corp.(6)	51,600	513
Accelerate Acquisition Corp. Class A(6)	95,760	935
ACE Convergence Acquisition Corp. Class A(6)	11,438	116
AEA-Bridges Impact Corp. Class A(6)	36,339	360
AfterNext HealthTech Acquisition Corp. Class A(6)	43,355	421
Alpha Partners Technology Merger Corp. Class A(6)	36,400	352
AltEnergy Acquisition Corp.(6)	10,320	103
Altimar Acquisition Corp. III(6)	12,014	118
Altimeter Growth Corp. 2 Class A (6)	47,400	467
Anzu Special Acquisition Corp. I(6)	56,956	558
ArcLight Clean Transition Corp. II Class A(6)	32,429	323
Ares Acquisition Corp.(6)	108,633	1,071

See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
Arrowroot Acquisition Corp. Class A(6)	91,466	$ 893
Astrea Acquisition Corp. Class A(6)	35,303	345
Athena Consumer Acquisition Corp.(6)	6,791	65
Atlas Crest Investment Corp. II(6)	53,300	523
Aurora Acquisition Corp. Class A(6)	13,977	137
Austerlitz Acquisition Corp. I Class A(6)	152,601	1,488
Austerlitz Acquisition Corp. II(6)	56,500	552
Authentic Equity Acquisition Corp.(6)	51,000	504
Avanti Acquisition Corp. Class A(6)	171,808	1,703
Bilander Acquisition Corp. Class A(6)	35,783	346
Biotech Acquisition Co. Class A(6)	35,852	355
BlueRiver Acquisition Corp.(6)	26,000	256
BOA Acquisition Corp. Class A(6)	25,292	248
Brigade-M3 European Acquisition Corp.(6)	20,623	201
Bright Lights Acquisition Corp. Class A(6)REIT	204,940	2,017
Build Acquisition Corp.(6)	8,564	83
Carney Technology Acquisition Corp. II(6)	30,113	296
Cartesian Growth Corp. Class A(6)	9,363	92
Cartesian Growth Corp. II(6)	17,398	173
Catalyst Partners Acquisition Corp. Class A(6)	35,709	348
CC Neuberger Principal Holdings II Class A(2)(6)	249,991	2,497
CC Neuberger Principal Holdings III(6)	54,900	540
CF Acquisition Corp. IV Class A(6)	84,803	834
Churchill Capital Corp. V Class A(6)	34,051	335
Churchill Capital Corp. VII Class A(6)	70,791	692
CIIG Capital Partners II, Inc.(6)	26,840	267
Class Acceleration Corp.(6)	53,000	521
Climate Real Impact Solutions II Acquisition Corp.(6)	27,128	267
Climate Real Impact Solutions II Acquisition Corp. Class A(6)	34,588	340
Cohn Robbins Holdings Corp. Class A(6)	110,022	1,094
Colicity, Inc.(6)	54,772	539
Colonnade Acquisition Corp. II(6)	56,454	553
Compute Health Acquisition Corp.(6)	87,125	858
Concord Acquisition Corp. Class A(6)	75,227	749
Concord Acquisition Corp. II Class A(6)	55,358	534
Conx Corp. Class A(2)(6)	231,080	2,283
Conyers Park III Acquisition Corp. Class A(6)	36,115	348
Corazon Capital V838 Monoceros Corp. Class A(6)	18,058	177
Corner Growth Acquisition Corp.(6)	62,019	613
COVA Acquisition Corp.(6)	55,500	548
Crucible Acquisition Corp.(6)	5,600	55
D & Z Media Acquisition Corp.(6)	15,838	156
Decarbonization Plus Acquisition Corp. IV Class A(6)	33,476	332
Deep Lake Capital Acquisition Corp. Class A(6)	122,340	1,205
Diamondhead Holdings Corp.(6)	27,100	268
Dragoneer Growth Opportunities Corp. III Class A(6)	48,392	473
E.Merge Technology Acquisition Corp. Class A(6)	73,998	741
Elliott Opportunity II Corp.(6)	6,229	61
Elliott Opportunity II Corp. Class A(6)	69,725	678
Enterprise 4.0 Technology Acquisition Corp.(6)	10,183	102
Equity Distribution Acquisition Corp. Class A(6)	195,973	1,947
ESGEN Acquisition Corp.(6)	11,884	119
ESM Acquisition Corp.(6)	56,454	554
Eucrates Biomedical Acquisition Corp.(6)	74	1
ExcelFin Acquisition Corp.(6)	10,246	102
Far Peak Acquisition Corp. Class A(6)	134,003	1,316
Fat Projects Acquisition Corp.(6)	27,861	276
Fifth Wall Acquisition Corp. III Class A(6)	35,835	349
FinServ Acquisition Corp. II(6)	32,164	316
FinServ Acquisition Corp. II Class A(6)	5,353	52
FinTech Acquisition Corp. VI(6)	15,784	155
FinTech Acquisition Corp. VI Class A(6)	17,933	177
Fintech Evolution Acquisition Group(6)	36,677	360
	Shares/Units	Value
Fortistar Sustainable Solutions Corp.(6)	47,426	$ 469
Fortress Capital Acquisition Corp. Class A(6)	124,985	1,231
Fortress Value Acquisition Corp. III(6)	6,883	68
Fortress Value Acquisition Corp. III Class A(6)	36,080	355
Fortress Value Acquisition Corp. IV(6)	16,404	160
Fortress Value Acquisition Corp. IV Class A(6)	17,951	175
Frazier Lifesciences Acquisition Corp.(6)	53,515	528
FTAC Athena Acquisition Corp. Class A(6)	53,673	527
FTAC Emerald Acquisition Corp.(6)	34,184	336
FTAC Hera Acquisition Corp.(6)	37,333	367
FTAC Parnassus Acquisition Corp. Class A(6)	35,865	353
FTAC Zeus Acquisition Corp.(6)	6,870	68
Fusion Acquisition Corp. II(6)	15,500	152
G Squared Ascend I, Inc. Class A(6)	124,300	1,219
G Squared Ascend II, Inc.(6)	13,094	126
Gesher I Acquisition Corp.(6)	10,148	101
Global SPAC Partners Co.(6)	22,249	227
Goal Acquisitions Corp.(2)(6)	276,246	2,707
Golden Falcon Acquisition Corp. Class A(6)	125,274	1,234
Gores Holdings VIII, Inc. Class A (6)	431	4
Gores Technology Partners II, Inc. Class A(6)	3,902	38
Gores Technology Partners, Inc.(6)	1,000	10
Gores Technology Partners, Inc. Class A(6)	11,297	111
Graf Acquisition Corp. IV(6)	16,558	161
Health Assurance Acquisition Corp. Class A(6)	35,375	349
Healthcare Services Acquisition Corp. Class A(6)	128,000	1,260
Hennessy Capital Investment Corp. V(6)	44,900	442
Hh&L Acquisition Co.(6)	27,208	269
Highland Transcend Partners I Corp. Class A(6)	19,998	197
Horizon Acquisition Corp. II Class A(6)	34,518	342
Hudson Executive Investment Corp. II(6)	54,000	531
Independence Holdings Corp.(6)	56,180	549
Independence Holdings Corp. Class A(6)	122,585	1,203
Infinite Acquisition Corp.(6)	8,587	85
INSU Acquisition Corp. III(6)	61,265	603
InterPrivate II Acquisition Corp.(6)	55,833	546
InterPrivate III Financial Partners, Inc. Class A(6)	55,830	547
InterPrivate IV InfraTech Partners, Inc.(6)	55,833	549
ION Acquisition Corp. 3 Ltd. Class A(6)	34,731	339
Isleworth Healthcare Acquisition Corp.(6)	18,841	188
Jack Creek Investment Corp.(6)	54,000	532
Jaws Hurricane Acquisition Corp. Class A(6)	31,058	302
Jaws Juggernaut Acquisition Corp.(6)	23,412	230
Jaws Juggernaut Acquisition Corp. Class A(6)	10,805	105
Jaws Mustang Acquisition Corp.(6)	25,000	247
Jaws Mustang Acquisition Corp. Class A(6)	34,525	339
Kairos Acquisition Corp.(6)	129,553	1,275
Kensington Capital Acquisition Corp. IV(6)	27,068	275
Kensington Capital Acquisition Corp. V(6)	65,314	630
Khosla Ventures Acquisition Co. Class A(6)	32,820	320
Khosla Ventures Acquisition Co. III Class A(6)	48,573	473
Kismet Acquisition Three Corp.(6)	7	— (7)
Kismet Acquisition Three Corp. Class A(6)	34,803	340
KKR Acquisition Holdings I Corp.(6)	33,765	333
KL Acquisition Corp. Class A(6)	159,999	1,574
KludeIn I Acquisition Corp. Class A(6)	20,000	200
L Catterton Asia Acquisition Corp. Class A(6)	34,839	341
Landcadia Holdings IV, Inc. Class A(6)	34,481	338
LDH Growth Corp. I Class A(6)	35,483	347
Lerer Hippeau Acquisition Corp. Class A(6)	55,833	546
Live Oak Crestview Climate Acquisition Corp.(6)	34,468	332
Live Oak Mobility Acquisition Corp. Class A(6)	17,176	168
Longview Acquisition Corp. II Class A(6)	43,845	428
M3-Brigade Acquisition II Corp. Class A(6)	34,295	336

See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares/Units	Value
Macondray Capital Acquisition Corp. I(6)	14,700	$ 146
Magnum Opus Acquisition Ltd. Class A(6)	34,149	334
Marlin Technology Corp. Class A(2)(6)	174,681	1,729
Mason Industrial Technology, Inc.(6)	53,675	523
Medicus Sciences Acquisition Corp. Class A(6)	60,000	588
MedTech Acquisition Corp. Class A(6)	28,586	281
Motive Capital Corp. II(6)	87,973	880
Music Acquisition Corp. (The)(6)	54,900	539
New Vista Acquisition Corp.(6)	135,609	1,334
Newbury Street Acquisition Corp.(6)	57,099	558
Noble Rock Acquisition Corp.(6)	95,531	937
Noble Rock Acquisition Corp. Class A(6)	67,878	667
North Atlantic Acquisition Corp. Class A(6)	55,461	546
North Mountain Merger Corp. Class A(6)	35,878	356
Northern Genesis Acquisition Corp. III Class A(6)	34,695	340
Northern Star Investment Corp. II Class A(6)	110,310	1,083
Omega Alpha SPAC Class A(6)	113,424	1,117
One Equity Partners Open Water I Corp.(6)	84,160	825
Pathfinder Acquisition Corp. Class A(6)	55,510	545
Patria Latin American Opportunity Acquisition Corp.(6)	2,755	28
Peridot Acquisition Corp. II(6)	46,817	459
Peridot Acquisition Corp. II Class A(6)	34,767	341
Pershing Square Tontine Holdings Ltd. Class A(6)	44,373	886
Phoenix Biotech Acquisition Corp.(6)	10,157	102
Pioneer Merger Corp. Class A(6)	54,102	533
Pivotal Investment Corp. III(6)	53,401	523
Plum Acquisition Corp. I(6)	86,629	850
Pontem Corp. Class A(6)	149,373	1,471
Post Holdings Partnering Corp. Class A(6)	51,299	498
Prime Impact Acquisition I(6)	13,873	138
Prime Impact Acquisition I Class A(6)	108,775	1,088
Priveterra Acquisition Corp.(6)	55,621	547
Progress Acquisition Corp.(6)	6,042	60
PROOF Acquisition Corp. I(6)	27,292	257
Property Solutions Acquisition Corp. II(6)	28,061	274
PropTech Investment Corp. II Class A(6)	3,565	35
Prospector Capital Corp. Class A(6)	122,268	1,204
Pyrophyte Acquisition Corp.(6)	13,726	128
RedBall Acquisition Corp. Class A(6)	72,625	723
Revolution Healthcare Acquisition Corp. Class A(6)	71,827	701
Riverview Acquisition Corp. Class A(6)	36,947	368
RMG Acquisition Corp. III Class A(6)	140,572	1,383
Rocket Internet Growth Opportunities Corp.(6)	66,999	655
Ross Acquisition Corp. II(6)	49,115	484
Scion Tech Growth I Class A(2)(6)	368,025	3,636
ScION Tech Growth II(6)	56,000	550
SCP & CO Healthcare Acquisition Co.(6)	54,000	528
Screaming Eagle Acquisition Corp.(6)	58,892	572
Semper Paratus Acquisition Corp.(6)	13,800	138
Senior Connect Acquisition Corp. I Class A(6)	50,288	495
Shelter Acquisition Corp. I(6)	28,915	284
Simon Property Group Acquisition Holdings, Inc.(6)	54,720	536
Simon Property Group Acquisition Holdings, Inc. Class A(6)	51,311	503
Slam Corp.(6)	33,407	328
Slam Corp. Class A(6)	2,573	25
Soar Technology Acquisition Corp.(6)	6,722	68
Sound Point Acquisition Corp. I Ltd.(6)	3,441	35
Supernova Partners Acquisition Co. III Ltd. Class A(6)	101,332	991
Sustainable Development Acquisition I Corp.(6)	50,000	491
SVF Investment Corp. Class A(6)	28,817	284
SVF Investment Corp. 2 Class A(6)	5,113	50
Tailwind Acquisition Corp. Class A(6)	73,616	732
Target Global Acquisition I Corp.(6)	30,984	308
	Shares/Units	Value
Thunder Bridge Capital Partners III, Inc. Class A(6)	143,490	$ 1,408
Tishman Speyer Innovation Corp. II Class A(6)	107,875	1,056
TortoiseEcofin Acquisition Corp. III Class A(6)	36,165	349
Tribe Capital Growth Corp. I(6)	50,250	493
Twelve Seas Investment Co. II(6)	11,061	109
TZP Strategies Acquisition Corp.(6)	30,925	304
VectoIQ Acquisition Corp. II Class A(6)	116,520	1,147
Viscogliosi Brothers Acquisition Corp.(6)	9,784	97
Vy Global Growth Class A(6)	129,873	1,285
Waldencast Acquisition Corp. Class A(6)	36,909	364
Warburg Pincus Capital Corp. I Class A(6)	34,446	338
Z-Work Acquisition Corp. Class A(6)	32,327	318
Total Special Purpose Acquisition Companies (Identified Cost $115,701)		114,332

	Shares
Purchased Options—1.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $2,557)		3,212

Private Investments in Public Equity—0.0%
MarketWise, Inc.(6)	12,707	46
Total Private Investments in Public Equity (Identified Cost $127)		46

Escrow Notes—3.0%
Industrials—0.0%
AMR Corp. Escrow Shares(5)(6)	28,850	— (7)
Information Technology—3.0%
Altaba, Inc. Escrow(6)	1,985,238	10,125
Total Escrow Notes (Identified Cost $7,942)		10,125

Total Long-Term Investments—92.5% (Identified Cost $338,184)		312,517

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(8)	10,697,674	10,698
Total Short-Term Investment (Identified Cost $10,698)		10,698

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.7% (Identified Cost $348,882)		323,215

Securities Sold Short—(1.6)%
Common Stocks—(1.6)%
Communication Services—(0.0)%
Take-Two Interactive Software, Inc.(6)	(749)	(92)

See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Consumer Discretionary—(0.1)%
Kohl’s Corp.	(9,100)	$ (325)
Financials—(0.3)%
Aon plc Class A	(3,293)	(888)
Information Technology—(1.1)%
Broadcom, Inc.	(4,375)	(2,126)
Coherent, Inc.(6)	(1,233)	(328)
MaxLinear, Inc.(6)	(21,847)	(742)
NortonLifeLock, Inc.	(28,336)	(622)
		(3,818)

Materials—(0.0)%
Valvoline, Inc.	(3,451)	(99)
Real Estate—(0.1)%
Healthcare Realty Trust, Inc.	(4,335)	(118)
Total Common Stocks (Identified Proceeds $(6,064))		(5,340)

Total Securities Sold Short (Identified Proceeds $(6,064))		(5,340)

Written Options—(0.7)%
(See open written options schedule)
Total Written Options (Premiums Received $4,249)		(2,329)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.4% (Identified Cost $338,569)		$ 315,546
Other assets and liabilities, net—6.6%		22,210
NET ASSETS—100.0%		$ 337,756

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $88,716 or 26.3% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts. The value of securities segregated as collateral is $42,044.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America--Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	74%
Cayman Islands	21
Luxembourg	3
Canada	3
Taiwan	2
Jersey	1
Other	(4)
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2022.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Open purchased options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Crane Holdings Co.	152	$ 1,292	$ 85.00	07/15/22	$ 23
Crane Holdings Co.	324	2,592	80.00	08/19/22	81
Deutsche Telekom AG	3,266	5,748	17.60	08/19/22	79
Encompass Health Corp.	298	1,490	50.00	07/15/22	10
Encompass Health Corp.	745	4,470	60.00	07/15/22	335
Griffon Corp.	1,540	3,850	25.00	07/15/22	54
Griffon Corp.	396	792	20.00	08/19/22	19
GSK plc	1,583	5,699	36.00	08/19/22	36
GSK plc	409	1,554	38.00	08/19/22	14
GSK plc	778	3,112	40.00	08/19/22	47
iShares iBoxx High Yield Corporate Bond ETF	205	1,579	77.00	07/15/22	77
iShares iBoxx High Yield Corporate Bond ETF	1,642	12,479	76.00	08/19/22	591
Kohl’s Corp.	120	420	35.00	07/15/22	38
Lennar Corp.	676	4,394	65.00	08/19/22	189
Lennar Corp.	237	1,422	60.00	08/19/22	36
SPDR S&P 500 ETF Trust	123	4,612	375.00	07/15/22	88
SPDR S&P 500 ETF Trust	18	662	368.00	07/15/22	8
Valvoline, Inc.	2,027	6,081	30.00	07/15/22	319
Valvoline, Inc.	149	373	25.00	08/19/22	8
Vivendi SE	970	970	10.00	07/15/22	45
Vivendi SE	4,154	4,362	10.50	08/19/22	427
Vivendi SE	1,333	1,333	10.00	08/19/22	87
Vodafone Group plc	5,219	7,828	15.00	07/15/22	104
XPO Logistics, Inc.	244	1,525	62.50	08/19/22	361
XPO Logistics, Inc.	504	2,268	45.00	08/19/22	136
Total Purchased Options					$3,212
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of June 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(138)	$ (1,035)	$ 75.00	07/15/22	$ (46)
Activision Blizzard, Inc.	(70)	(560)	80.00	08/19/22	(9)
AT&T, Inc.	(2,636)	(5,272)	20.00	08/19/22	(337)
Crane Holdings Co.	(152)	(1,368)	90.00	07/15/22	(21)
Crane Holdings Co.	(324)	(2,916)	90.00	08/19/22	(126)
Deutsche Telekom AG	(1,065)	(1,981)	18.60	07/15/22	(60)
Encompass Health Corp.	(298)	(1,639)	55.00	07/15/22	(62)
Griffon Corp.	(1,540)	(4,620)	30.00	07/15/22	(8)
Griffon Corp.	(396)	(990)	25.00	08/19/22	(174)
GSK plc	(1,583)	(6,490)	41.00	08/19/22	(522)
GSK plc	(409)	(1,759)	43.00	08/19/22	(70)
GSK plc	(778)	(3,501)	45.00	08/19/22	(78)
Kohl’s Corp.	(120)	(510)	42.50	07/15/22	(14)
Lennar Corp.	(676)	(5,070)	75.00	08/19/22	(203)
Lennar Corp.	(237)	(1,600)	67.50	08/19/22	(153)
Mandiant, Inc.	(1)	(3)	24.00	09/16/22	(—) (3)
SPDR S&P 500 ETF Trust	(54)	(2,187)	405.00	07/15/22	(3)
Twitter, Inc.	(78)	(304)	39.00	07/15/22	(12)
Valvoline, Inc.	(2,274)	(7,959)	35.00	07/15/22	(30)
Valvoline, Inc.	(149)	(447)	30.00	08/19/22	(19)
Vivendi SE	(970)	(1,067)	11.00	07/15/22	(1)
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Open written options contracts as of June 30, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Vivendi SE	(4,154)	$ (4,777)	$ 11.50	08/19/22	$ (26)
Vivendi SE	(1,333)	(1,466)	11.00	08/19/22	(14)
Vodafone Group plc	(2,857)	(4,857)	17.00	07/15/22	(9)
XPO Logistics, Inc.	(244)	(1,708)	70.00	08/19/22	(4)
XPO Logistics, Inc.	(504)	(2,520)	50.00	08/19/22	(161)
Zendesk, Inc.	(89)	(712)	80.00	07/15/22	(—) (3)
Zendesk, Inc.	(138)	(1,035)	75.00	08/19/22	(17)
					(2,179)
Put Options
iShares iBoxx High Yield Corporate Bond ETF	(1,642)	(11,494)	70.00	08/19/22	(145)
SPDR S&P 500 ETF Trust	(35)	(1,225)	350.00	07/15/22	(5)
					(150)
Total Written Options					$(2,329)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of June 30, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	243	USD	170	GS	07/20/22	$ —	$ (2)
AUD	2,176	USD	1,510	GS	07/27/22	—	(8)
AUD	4,314	USD	2,997	JPM	07/27/22	—	(18)
CAD	2,359	USD	1,825	JPM	07/11/22	9	—
EUR	358	USD	406	JPM	07/13/22	—	(30)
EUR	673	USD	726	GS	11/23/22	—	(13)
GBP	124	USD	163	JPM	09/14/22	—	(13)
USD	5,000	CAD	6,404	JPM	07/11/22	24	—
USD	316	GBP	252	GS	07/12/22	10	—
USD	380	AUD	542	GS	07/13/22	6	—
USD	408	EUR	358	JPM	07/13/22	32	—
USD	1,739	AUD	2,429	GS	07/20/22	64	—
USD	1,429	EUR	1,264	GS	07/20/22	101	—
USD	1,583	AUD	2,175	GS	07/27/22	82	—
USD	3,152	AUD	4,314	JPM	07/27/22	173	—
USD	3,285	CAD	4,253	JPM	07/27/22	—	(18)
USD	7,442	EUR	7,102	JPM	07/28/22	—	(14)
USD	3,652	AUD	4,873	GS	08/04/22	289	—
USD	341	JPY	46,274	JPM	08/05/22	—	(1)
USD	69	EUR	66	JPM	08/09/22	— (1)	—
USD	5,916	SEK	59,038	JPM	08/10/22	136	—
USD	2,937	GBP	2,392	JPM	08/12/22	23	—
USD	6,969	EUR	6,557	JPM	08/29/22	67	—
USD	162	GBP	124	JPM	09/14/22	12	—
USD	2,005	EUR	1,790	JPM	09/15/22	116	—
USD	2,196	GBP	1,683	GS	10/05/22	143	—
USD	7,626	GBP	5,845	GS	10/07/22	497	—
USD	1,840	EUR	1,693	GS	10/13/22	52	—
USD	5,612	EUR	5,140	JPM	10/13/22	183	—
USD	6,373	GBP	5,158	JPM	11/10/22	75	—
USD	986	AUD	1,395	GS	11/15/22	22	—
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2022 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	748	EUR	674	GS	11/23/22	$ 33	$ —
Total						$2,149	$(117)

Footnote Legend:
(1)	Amount is less than $500.

Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Activision Blizzard, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/10/23	$ 4,452	$ (30)	$ —	$ (30)
American Campus Communities, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/12/23	6,461	(13)	—	(13)
AT&T, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	04/04/23	6,279	(565)	—	(565)
Atlantia SpA	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/19/23	1,808	(83)	—	(83)
Atlantia SpA	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	05/22/23	5,525	(284)	—	(284)
Avast plc	Pay	2.130% (0.610% + SOFR)	1 Month	GS	09/12/22	7,432	(1,534)	—	(1,534)
Biohaven Pharma Holdings Co. Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/13/23	2,092	23	23	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	2.260% (0.690% + OBFR)	3 Month	JPM	02/20/23	506	(90)	—	(90)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	2.260% (0.690% + OBFR)	3 Month	JPM	02/27/23	264	(42)	—	(42)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	2.260% (0.690% + OBFR)	3 Month	JPM	03/03/23	235	(40)	—	(40)
BlueRock Residential Growth REIT, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/07/23	2,076	(20)	—	(20)
Brewin Dolphin Holding plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	2,182	(145)	—	(145)
Bristol-Myers Squibb Co.(3)	Pay	1.570% (0.000% + OBFR)	1 Month	BAML	09/02/22	—	31	31	—
Brookfield Property	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	12/08/22	97	(20)	—	(20)
Cazoo Group Ltd.	Receive	(9.430%) ((11.000)% + OBFR)	1 Month	BAML	12/26/22	229	(210)	—	(210)
Cazoo Group Ltd.	Receive	(16.480%) ((18.000%) + SOFR)	1 Month	GS	12/26/22	577	(526)	—	(526)
Citrix Systems, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	03/14/23	7,381	(323)	—	(323)
CMC Materials, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	03/06/23	6,259	(303)	—	(303)
Coherent, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/03/23	13,796	99	99	—
Crane Holdings Co.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/14/23	1,760	(8)	—	(8)
Deutsche Telekom AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	09/19/22	4,897	(445)	—	(445)
Deutsche Telekom AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/10/23	217	45	45	—
Deutsche Telekom AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	11/07/22	1,728	42	42	—
Entain plc	Pay	2.130% (0.610% + SOFR)	1 Month	GS	11/14/22	343	(157)	—	(157)
First Horizon Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	3,891	(151)	—	(151)
First Horizon National Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	5,300	(372)	—	(372)
GlaxoSmithKline plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	02/20/23	11,124	(84)	—	(84)
Healthcare Trust of America, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/04/23	2,979	(336)	—	(336)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	06/26/23	848	(19)	—	(19)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/20/23	318	(2)	—	(2)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/21/23	524	2	2	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/23/23	161	(1)	—	(1)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/24/23	366	(1)	—	(1)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/27/23	786	1	1	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/28/23	—	(—) (4)	—	(—) (4)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/30/23	1,253	3	3	—
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	06/27/23	207	(3)	—	(3)
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/10/23	$ 345	$ (8)	$ —	$ (8)
Homeserve plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/14/23	670	(4)	—	(4)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/10/23	353	(8)	—	(8)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/14/23	131	(1)	—	(1)
Homeserve plc	Pay	2.020% (0.450% + OBFR)	3 Month	JPM	07/15/23	208	1	1	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/16/23	1,408	72	72	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/19/23	1,051	38	38	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/27/23	352	13	13	—
Intertape Polymer Group, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/13/23	353	15	15	—
Intertrust N.V.	Pay	2.020% (0.450% + OBFR)	1 Month	BAML	01/02/23	346	(20)	—	(20)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	02/26/23	143	(11)	—	(11)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/07/23	246	(15)	—	(15)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/10/23	511	(26)	—	(26)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	02/27/23	160	(10)	—	(10)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	03/28/23	83	(6)	—	(6)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/03/23	152	(11)	—	(11)
Intertrust N.V.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/04/23	271	(18)	—	(18)
Invesco Dynamic Contra	Pay	1.570% (0.000% + OBFR)	1 Month	GS	02/24/23	—	5	5	—
Invesco Dynamic Contra	Pay	1.570% (0.000% + OBFR)	3 Month	JPM	12/19/22	501	(23)	—	(23)
Invesco Dynamic Credit Opportunity	Pay	2.670% (1.100% + OBFR)	1 Month	GS	02/24/23	152	(15)	—	(15)
Invesco Senior Income Trust	Pay	2.150% (0.580% + OBFR)	3 Month	JPM	02/20/23	508	(66)	—	(66)
Invesco Senior Income Trust	Pay	2.150% (0.580% + OBFR)	3 Month	JPM	02/27/23	411	(47)	—	(47)
Invesco Senior Income Trust	Pay	2.150% (0.580% + OBFR)	3 Month	JPM	02/24/23	134	(11)	—	(11)
Irongate Group	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/19/23	383	(7)	—	(7)
Kohl’s Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/06/23	669	(240)	—	(240)
Lennar Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	03/16/23	7,537	(1,186)	—	(1,186)
LHC Group, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/05/23	2,910	(184)	—	(184)
LHC Group, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/03/23	1,996	(128)	—	(128)
Link Administration Holdings Ltd.	Pay	2.130% (0.610% + SOFR)	1 Month	GS	02/24/23	1,499	(472)	—	(472)
Mandiant, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	06/05/23	2,218	(36)	—	(36)
Mandiant, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	3,970	(77)	—	(77)
Mandiant, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/30/23	1,713	33	33	—
Meggit plc	Pay	2.330% (0.810% + SOFR)	1 Month	GS	09/12/22	7,668	(648)	—	(648)
Meritor, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/10/23	903	5	5	—
NeoPhotonics Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/03/23	606	18	18	—
Nielsen Holdings plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/03/23	3,309	(174)	—	(174)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	1.950% (0.380% + OBFR)	3 Month	JPM	09/20/22	1,217	(277)	—	(277)
Plantronics, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/13/23	791	2	2	—
PS Business Parks, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/02/23	2,434	(1)	—	(1)
Ramsay Health Care Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/10/23	874	(68)	—	(68)
Rogers Corp.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	02/13/23	4,955	(194)	—	(194)
Saba Capital Income & Opportunities Fund	Pay	2.780% (1.210% + OBFR)	1 Month	GS	02/24/23	257	(26)	—	(26)
Saba Capital Income & Opportunities Fund	Pay	1.950% (0.380% + OBFR)	3 Month	JPM	02/27/23	87	(10)	—	(10)
Sailpoint Technologies Holdings	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/06/23	6,341	(63)	—	(63)
SLM Corp.	Pay	1.950% (0.380% + OBFR)	3 Month	JPM	09/20/22	2,164	(131)	—	(131)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/19/23	2,118	29	29	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/08/23	367	(6)	—	(6)
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/20/23	$ 232	$ 7	$ 7	$ —
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/23/23	333	7	7	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/27/23	338	6	6	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/29/23	222	3	3	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/20/23	1,050	4	4	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/26/23	431	— (4)	— (4)	—
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/27/23	182	(4)	—	(4)
Swedish Match AB	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/02/23	359	(6)	—	(6)
TEGNA, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	04/03/23	2,271	(174)	—	(174)
TEGNA, Inc.	Pay	2.320% (0.750% + OBFR)	1 Month	BAML	04/04/23	2,293	(196)	—	(196)
Telecom Italia S.P.A	Pay	2.130% (0.610% + SOFR)	1 Month	GS	02/13/23	1,209	(468)	—	(468)
The Hartford Financial Services Group, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/29/23	1	(—) (4)	—	(— ) (4)
Toshiba Corp.	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/20/23	349	(20)	—	(20)
Tower Semiconductor Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	07/13/23	2,911	(24)	—	(24)
Twitter, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	06/06/23	4,888	(1,150)	—	(1,150)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/27/23	286	(1)	—	(1)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/28/23	2,553	(14)	—	(14)
Ultra Electronics Holdings plc	Pay	2.170% (0.600% + OBFR)	1 Month	BAML	07/29/23	57	(—) (4)	—	(— ) (4)
Uniper SE	Pay	2.130% (0.610% + SOFR)	1 Month	GS	12/12/22	66	(43)	—	(43)
Uniti Group Ltd.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	3,434	(125)	—	(125)
Valvoline, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/07/23	13,051	(545)	—	(545)
Vifore Pharma AG	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/03/23	2,988	(6)	—	(6)
Vifore Pharma AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/03/23	7,105	(97)	—	(97)
Vifore Pharma AG	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	04/24/23	357	(4)	—	(4)
Vivendi SE	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	06/12/23	1,125	(140)	—	(140)
Vivendi SE	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/17/23	4,777	(556)	—	(556)
Vivendi SE	Pay	2.120% (0.550% + OBFR)	3 Month	JPM	07/21/23	1,486	(131)	—	(131)
Vodafone Group plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/22/23	9,892	(568)	—	(568)
Vonage Holdings	Pay	2.180% (0.610% + OBFR)	1 Month	GS	01/23/23	4,345	(388)	—	(388)
Warner Bros Discovery, Inc.	Pay	1.570% (0.000% + OBFR)	1 Month	BAML	05/12/23	—	856	856	—
Welbilt, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	04/07/23	2,918	14	14	—
Willis Towers Watson plc	Pay	2.180% (0.610% + OBFR)	1 Month	GS	10/27/22	1,131	(22)	—	(22)
XPO Logistics, Inc.	Pay	2.180% (0.610% + OBFR)	1 Month	GS	05/01/23	1,748	(544)	—	(544)
							(13,887)	1,374	(15,261)
Short Total Return Swap Contracts
Entegris, Inc.	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	06/02/23	(2,050)	419	419	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	04/04/23	(51)	1	1	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	04/25/23	(234)	2	2	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	04/28/23	(237)	4	4	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/01/23	(776)	14	14	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/04/23	(263)	3	3	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/25/23	(305)	14	14	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/26/23	(308)	8	8	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/29/23	(952)	18	18	—
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/05/23	(282)	10	10	—
See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Healthcare Realty Trust, Inc.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	05/22/23	$ (286)	$ 6	$ 6	$ —
Healthcare Realty Trust, Inc.	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	05/19/23	(931)	2	2	—
II-VI, Inc.	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	06/12/23	(2,918)	540	540	—
MKS Instruments, Inc.	Receive	1.220% ((0.350%) + OBFR)	1 Month	GS	06/26/23	(790)	83	83	—
Pan American Silver Corp.	Receive	1.170% ((0.400%) + OBFR)	1 Month	BAML	12/08/22	(417)	101	101	—
							1,225	1,225	—
Total							$(12,662)	$2,599	$(15,261)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 100,104	$ —	$100,104	$ —
Leveraged Loans	7,030	—	6,316	714
Equity Securities:
Common Stocks	70,048	70,003	45	—
Closed End Funds	4,141	4,141	—	—
Preferred Stocks	2,632	2,632	—	—
Rights	440	229	211	— (1)
Escrow Notes	10,125	—	10,125	—
Warrants	407	272	—	135 (1)
Special Purpose Acquisition Companies	114,332	113,391	941	—
Private Investments in Public Equity	46	46	—	—
Money Market Mutual Fund	10,698	10,698	—	—
Other Financial Instruments:*
Purchased Options	3,212	2,020	1,192	—
Forward Foreign Currency Exchange Contracts	2,149	—	2,149	—
Over-the-Counter Total Return Swaps	2,599	—	2,599	—
Total Investments, Before Securities Sold Short and Written Options	327,963	203,432	123,682	849
Liabilities:
Securities Sold Short:
Common Stocks	(5,340)	(5,340)	—	—
Other Financial Instruments:*
Written Options	(2,329)	(1,789)	(540)	—
Forward Foreign Currency Exchange Contracts	(117)	—	(117)	—
Over-the-Counter Total Return Swaps	(15,261)	—	(15,261)	—
Total Liabilities	(23,047)	(7,129)	(15,918)	—
Total Investments, Net of Securities Sold Short and Written Options	$ 304,916	$196,303	$107,764	$849

See Notes to Financial Statements

WESTCHESTER EVENT-DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $243 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Security held by the Fund with an end of period value of $111 was transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Warrants	Private Investments in Public Equity	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2021:	$ 1,819	$ 1,183	$ 204	$ 135	$ 269	$ — (a)	$ 28
Net realized gain (loss)	10	3	7	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(143)	12	—	—	(158)	—	3
Sales (c)	(484)	(484)	—	—	—	—	—
Transfers from Level 3(e)	(353)	—	(211)	—	(111)	—	(31)
Balance as of June 30, 2022	$ 849	$ 714	$ — (d)	$ 135 (d)	$ —	$ — (a)	$ —
(a) Amount is less than $500.
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $122.
(c) Includes paydowns on securities.
(d) Includes internally fair valued security currently priced at zero ($0).
(e) “Transfers into and/or from” represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	The Merger Fund®	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)	$ 4,112,340	$ 51,264	$ 323,215
Foreign currency at value(2)	16	—	2
Cash	9,042	100	212
Deposits with prime broker for securities sold short	53,248	—	6,641
Deposits with prime broker for securities options	165,750	54	33,835
Cash pledged as collateral for over the counter swaps	7,749	360	944
Swaps at value	17,916	43	2,599
Unrealized appreciation on forward foreign currency exchange contracts	19,473	—	2,149
Receivables
Investment securities sold	5,670	1	462
Fund shares sold	7,870	298	1,071
Dividends and interest	6,153	579	1,725
Tax reclaims	907	—	36
Prepaid Trustees’ retainer	73	1	6
Prepaid expenses	78	24	26
Other assets	11	— (a)	1
Total assets	4,406,296	52,724	372,924
Liabilities
Written options at value(3)	7,445	40	2,329
Securities sold short(4)	53,179	—	5,340
Swaps at value	52,306	438	15,261
Unrealized depreciation on forward foreign currency exchange contracts	807	—	117
Payables
Fund shares repurchased	7,088	231	148
Investment securities purchased	65,093	1,468	11,582
Investment advisory fees	3,253	72	293
Distribution and service fees	143	— (a)	4
Administration and accounting fees	347	5	28
Transfer agent and sub-transfer agent fees and expenses	924	3	—
Professional fees	108	23	36
Trustee deferred compensation plan	11	— (a)	1
Interest expense and/or commitment fees	5	— (a)	— (a)
Other accrued expenses	353	—	29
Total liabilities	191,062	2,280	35,168
Net Assets	$ 4,215,234	$ 50,444	$ 337,756
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 4,165,654	$ 54,543	$ 361,132
Accumulated earnings (loss)	49,580	(4,099)	(23,376)
Net Assets	$ 4,215,234	$ 50,444	$ 337,756
Net Assets:
Class A	$ 694,624	$ 1,306	$ 19,789
Class I	$ 3,520,610	$ 49,138	$ 317,967
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	40,703,488	126,134	1,979,833
Class I	206,333,602	4,759,066	31,561,946
Net Asset Value and Redemption Price Per Share:(b)
Class A	$ 17.07	$ 10.35	$ 10.00
Class I	$ 17.06	$ 10.32	$ 10.07
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	The Merger Fund®	Westchester Credit Event Fund	Westchester Event-Driven Fund
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$ 18.06	$ 10.95	$ 10.58
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 4,221,764	$ 55,660	$ 348,882
(2) Foreign currency at cost	$ 16	$ —	$ 2
(3) Written options premiums received	$ 18,534	$ 25	$ 4,249
(4) Securities sold short proceeds	$ 60,645	$ —	$ 6,064

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	The Merger Fund®	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$ 9,554	$ 66	$ 715
Interest	5,268	787	3,299
Foreign taxes withheld	(1,340)	—	(109)
Total investment income	13,482	853	3,905
Expenses
Investment advisory fees	21,366	220	2,179
Distribution and service fees, Class A	933	6	28
Administration and accounting fees	2,539	32	215
Transfer agent fees and expenses	1,089	11	79
Sub-transfer agent fees and expenses, Class A	452	1	13
Sub-transfer agent fees and expenses, Class I	1,451	11	182
Custodian fees	179	6	36
Printing fees and expenses	175	3	18
Professional fees	91	19	29
Interest expense and/or commitment fees	5	— (1)	— (1)
Registration fees	94	21	25
Trustees’ fees and expenses	94	1	7
Miscellaneous expenses	161	2	15
Total expenses	28,629	333	2,826
Dividend expense and interest expense on securities sold short	1,173	— (1)	231
Total expenses, including dividend and interest expense on securities sold short	29,802	333	3,057
Less net expenses reimbursed and/or waived by investment adviser(2)	(2,544)	—	(97)
Less low balance account fees	—	—	2
Plus net expenses recaptured	—	34	—
Net expenses	27,258	367	2,962
Net investment income (loss)	(13,776)	486	943
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	207,150	283	46
Foreign currency transactions	399	—	36
Forward foreign currency exchange contracts	13,851	—	2,669
Securities sold short	13,597	—	5,561
Written options	(28,263)	9	4,484
Swaps	85,366	(126)	3,989
Net change in unrealized appreciation (depreciation) on:
Investments	(346,788)	(4,411)	(25,379)
Securities sold short	5,454	—	690
Foreign currency transactions	4	—	— (1)
Forward foreign currency exchange contracts	14,486	—	1,729
Written options	10,414	(16)	1,736
Swaps	(27,430)	(316)	(16,669)
Net realized and unrealized gain (loss) on investments	(51,760)	(4,577)	(21,108)
Net increase (decrease) in net assets resulting from operations	$ (65,536)	$(4,091)	$(20,165)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	The Merger Fund		Westchester Credit Event Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (13,776)	$ (15,120)	$ 486	$ 7
Net realized gain (loss)	292,100	(116,611)	166	1,762
Net change in unrealized appreciation (depreciation)	(343,860)	122,248	(4,743)	(957)
Increase (decrease) in net assets resulting from operations	(65,536)	(9,483)	(4,091)	812
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(2,309)	—	(110)
Class I	—	(9,150)	—	(1,920)
Total dividends and distributions to shareholders	—	(11,459)	—	(2,030)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(144,533)	(64,216)	825	894
Class I	155,399	725,405	34,807	9,324
Increase (decrease) in net assets from capital transactions	10,866	661,189	35,632	10,218
Net increase (decrease) in net assets	(54,670)	640,247	31,541	9,000
Net Assets
Beginning of period	4,269,904	3,629,657	18,903	9,903
End of Period	$ 4,215,234	$ 4,269,904	$ 50,444	$ 18,903
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Westchester Event-Driven Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 943	$ (611)
Net realized gain (loss)	16,785	14,089
Net change in unrealized appreciation (depreciation)	(37,893)	(10,465)
Increase (decrease) in net assets resulting from operations	(20,165)	3,013
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(2,798)
Class I	—	(22,889)
Total dividends and distributions to shareholders	—	(25,687)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(16,386)	16,729
Class I	42,600	77,489
Increase (decrease) in net assets from capital transactions	26,214	94,218
Net increase (decrease) in net assets	6,049	71,544
Net Assets
Beginning of period	331,707	260,163
End of Period	$ 337,756	$ 331,707
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

The Merger Fund
Class A
1/1/22 to 6/30/22(6)	$17.35	(0.08)	(0.20)	(0.28)	—	—	—	(0.28)	$17.07	(1.61) %	$ 694,624	1.51% (7)	1.63%	(0.98) %	87%
1/1/21 to 12/31/21	17.43	(0.10) (8)	0.07	(0.03)	— (9)	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (7)	1.61	(0.59)	162
1/1/20 to 12/31/20	17.17	(0.04) (8)	0.88	0.84	(0.13)	(0.45)	(0.58)	0.26	17.43	4.87	920,000	1.49 (7)	1.51	(0.22)	188
1/1/19 to 12/31/19	16.42	0.09 (8)	0.89	0.98	(0.05)	(0.18)	(0.23)	0.75	17.17	5.96	1,031,000	2.01 (7)(10)	2.03 (10)	0.52	167
1/1/18 to 12/31/18	15.94	0.18 (8)	1.05	1.23	(0.19)	(0.56)	(0.75)	0.48	16.42	7.68	1,265,000	1.91 (7)	1.94	1.08	155
1/1/17 to 12/31/17	15.66	0.05 (8)	0.32	0.37	(0.09)	—	(0.09)	0.28	15.94	2.39	1,162,000	1.80 (7)	1.87	0.34	166
Class I
1/1/22 to 6/30/22(6)	$17.32	(0.05)	(0.21)	(0.26)	—	—	—	(0.26)	$17.06	(1.50) %	$3,520,610	1.22% (11)	1.34%	(0.57) %	87%
1/1/21 to 12/31/21	17.35	(0.05) (12)	0.07	0.02	— (9)	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (11)	1.31	(0.30)	162
1/1/20 to 12/31/20	17.10	0.01 (12)	0.87	0.88	(0.18)	(0.45)	(0.63)	0.25	17.35	5.15	2,709,370	1.20 (11)	1.22	0.07	188
1/1/19 to 12/31/19	16.30	0.14 (12)	0.89	1.03	(0.05)	(0.18)	(0.23)	0.80	17.10	6.32	2,161,001	1.72 (10)(11)	1.74 (10)	0.81	167
1/1/18 to 12/31/18	15.83	0.23 (12)	1.03	1.26	(0.23)	(0.56)	(0.79)	0.47	16.30	7.98	1,496,116	1.61 (11)	1.64	1.38	155
1/1/17 to 12/31/17	15.56	0.10 (12)	0.33	0.43	(0.16)	—	(0.16)	0.27	15.83	2.74	1,152,718	1.48 (11)	1.55	0.66	166

Westchester Credit Event Fund
Class A
1/1/22 to 6/30/22(6)	$11.31	0.08	(1.04)	(0.96)	—	—	—	(0.96)	$10.35	(8.49) %	$ 1,306	1.89% (13)	1.73%	1.55%	71%
1/1/21 to 12/31/21	11.99	(0.02) (14)	0.90	0.88	(0.29)	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (13)	2.88	(0.19)	198
1/1/20 to 12/31/20	10.43	— (9)(14)	1.67	1.67	(0.03)	(0.08)	(0.11)	1.56	11.99	15.99 (15)	78	4.20 (13)	5.69	0.01	208
1/1/19 to 12/31/19	9.54	0.19 (14)	1.01	1.20	(0.27)	(0.04)	(0.31)	0.89	10.43	12.60	463	2.13 (13)	5.63	1.77	106
1/1/18 to 12/31/18	10.00	0.12 (14)	(0.44)	(0.32)	(0.14)	—	(0.14)	(0.46)	9.54	(3.23)	38	1.98 (13)	6.56	1.19	192
Class I
1/1/22 to 6/30/22(6)	$11.25	0.12	(1.05)	(0.93)	—	—	—	(0.93)	$10.32	(8.27) %	$ 49,138	1.64% (16)	1.49%	2.30%	71%
1/1/21 to 12/31/21	11.91	0.01 (17)	0.89	0.90	(0.29)	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (16)	2.63	0.06	198
1/1/20 to 12/31/20	10.46	0.03 (17)	1.63	1.66	(0.13)	(0.08)	(0.21)	1.45	11.91	15.99 (15)	9,824	3.95 (16)	5.44	0.26	208
1/1/19 to 12/31/19	9.55	0.21 (17)	1.02	1.23	(0.28)	(0.04)	(0.32)	0.91	10.46	12.87	4,698	1.88 (16)	5.38	2.02	106
1/1/18 to 12/31/18	10.00	0.14 (17)	(0.43)	(0.29)	(0.16)	—	(0.16)	(0.45)	9.55	(2.93)	3,744	1.73 (16)	6.24	1.44	192

Westchester Event-Driven Fund
Class A
1/1/22 to 6/30/22(6)	$10.60	(0.01)	(0.59)	(0.60)	—	—	—	(0.60)	$10.00	(5.75) %	$ 19,789	1.92% (18)	1.98%	(0.28) %	96%
1/1/21 to 12/31/21	11.30	(0.05) (19)	0.23	0.18	(0.55)	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (18)(20)	1.96	(0.42)	237
1/1/20 to 12/31/20	10.97	(0.01) (19)	0.70	0.69	(0.10)	(0.26)	(0.36)	0.33	11.30	6.30	23,298	1.99 (18)	1.99	(0.11)	320
1/1/19 to 12/31/19	10.12	0.03 (19)	1.05	1.08	(0.15)	(0.08)	(0.23)	0.85	10.97	10.73	19,352	2.35 (18)(21)	2.35 (21)	0.27	238
1/1/18 to 12/31/18	10.16	0.11 (19)	0.39	0.50	(0.41)	(0.13)	(0.54)	(0.04)	10.12	4.95	10,311	2.45 (18)	2.44	1.09	230
3/22/17 (22) to 12/31/17	9.89	(0.01) (19)	0.38	0.37	—	(0.10)	(0.10)	0.27	10.16	3.77	5,558	2.54 (18)	2.52	(0.17)	283
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Westchester Event-Driven Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$10.67	0.03	(0.63)	(0.60)	—	—	—	(0.60)	$10.07	(5.62) %	$ 317,967	1.68% (23)	1.74%	0.60%	96%
1/1/21 to 12/31/21	11.37	(0.02) (24)	0.22	0.20	(0.57)	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (20)(23)	1.71	(0.17)	237
1/1/20 to 12/31/20	11.01	0.01 (24)	0.71	0.72	(0.10)	(0.26)	(0.36)	0.36	11.37	6.55	236,865	1.74 (23)	1.74	0.14	320
1/1/19 to 12/31/19	10.14	0.06 (24)	1.06	1.12	(0.17)	(0.08)	(0.25)	0.87	11.01	11.13	199,251	2.10 (21)(23)	2.10 (21)	0.52	238
1/1/18 to 12/31/18	10.17	0.14 (24)	0.39	0.53	(0.43)	(0.13)	(0.56)	(0.03)	10.14	5.27	134,923	2.20 (23)	2.19	1.34	230
1/1/17 to 12/31/17	9.81	— (9)(24)	0.46	0.46	—	(0.10)	(0.10)	0.36	10.17	4.72	94,031	2.24 (23)	2.20	(0.02)	283

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Ratios of net expenses excluding dividend expense and interest expense on securities sold short to average net assets for the six months period ended June 30, 2022 and years ended December 31, 2021, 2020, 2019, 2018 and 2017 were 1.46% and 1.46%, 1.47%, 1.48%*, 1.50%, and 1.43%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(8)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 was $(0.09), $(0.04), $0.18, $0.25 and $0.11, respectively.
(9)	Amount is less than $0.005 per share.
(10)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(11)	Ratios of net expenses excluding dividend expense and interest expense on securities sold short to average net assets for the six months period ended June 30, 2022 and years ended December 31, 2021, 2020, 2019, 2018 and 2017 were 1.17% and 1.17%, 1.18%, 1.19%*, 1.20%, and 1.11%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(12)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 was $(0.04), $0.02, $0.22, $0.29 and $0.16, respectively.
(13)	Ratio of net expenses excluding dividend expense and interest expense on securities sold short to average net assets was 1.89%.
(14)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021, 2020, 2019 and 2018 was $0.02, $0.23, $0.21 and $0.13, respectively.
(15)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(16)	Ratio of net expenses excluding dividend expense and interest expense on securities sold short to average net assets was 1.64%.
(17)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021, 2020, 2019 and 2018 was $0.05, $0.26, $0.23 and $0.15, respectively.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(18)	Ratios of net expenses excluding dividend expense and interest expense on securities sold short to average net assets for the six months period ended June 30, 2022 and years ended December 31, 2021, 2020, 2019, 2018 and 2017 were 1.80% and 1.79%, 1.82%, 1.86%*, 1.99%, and 1.99%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(19)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the periods ended December 31, 2021, 2020, 2019, 2018 and 2017 was $(0.03), $0.01, $0.08, $0.16 and $0.03, respectively.
(20)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(21)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(22)	Inception date.
(23)	Ratios of net expenses excluding dividend expense and interest expense on securities sold short to average net assets for the six months period ended June 30, 2022 and years ended December 31, 2021, 2020, 2019, 2018 and 2017 were 1.55% and 1.54%, 1.57%, 1.61%*, 1.74%, and 1.74%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(24)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 was $0.00, $0.03, $0.11, $0.19 and $0.05, respectively.
See Notes to Financial Statements

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Note 1. Organization
The Merger Fund® is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Event-Driven Fund and Westchester Credit Event Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund (each a “Fund” and collectively, the “Funds”). Each Fund has a distinct investment objective and is diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
The Merger Fund	Seeks capital growth by engaging in merger arbitrage.
Westchester Credit Event Fund	Seeks to provide attractive risk-adjusted returns independent of market cycles.
Westchester Event-Driven Fund	Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments.
There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class I and Class A Shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

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Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

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D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend expense and interest expense on securities sold short” on the Statement of Operations.
H.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (PIPE) with Special Purpose Acquisition Companies (SPAC)
Each Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction with SPACs, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.
At period end, the Funds had commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid earned or paid.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2022, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the period ended June 30, 2022, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the period ended June 30, 2022, each Fund invested in purchased call options contracts and written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swap at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv)

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cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the period ended June 30, 2022, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. At June 30, 2022, the Funds did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at June 30, 2022:

Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Currency contracts	$ 19,473	$ —	$ 2,149
Swaps at value	Equity contracts	17,916	43	2,599
Purchased options at value(1)	Equity contracts	15,885	186	3,212
Total		$ 53,274	$229	$ 7,960
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Currency contracts	$ (807)	$ —	$ (117)
Swaps at value	Equity contracts	(52,306)	(438)	(15,261)
Written options at value	Equity contracts	(7,445)	(40)	(2,329)
Total		$(60,558)	$(478)	$(17,707)
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the period ended June 30, 2022:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) From
Forward foreign currency exchange contracts	Currency contracts	$ 13,851	$ —	$ 2,669
Purchased options(1)	Equity contracts	54,270	124	2,207
Swaps	Equity contracts	85,366	(126)	3,989
Written options	Equity contracts	(28,263)	9	4,484
Total		$ 125,224	$ 7	$ 13,349
Net Change in Unrealized Appreciation/Depreciation on
Forward foreign currency exchange contracts	Currency contracts	$ 14,486	$ —	$ 1,729
Purchased options(2)	Equity contracts	7,720	82	1,334
Swaps	Equity contracts	(27,430)	(316)	(16,669)
Written options	Equity contracts	10,414	(16)	1,736
Total		$ 5,190	$ (250)	$ (11,870)

(1)	Amount included in Net realized gain (loss) on investments.
(2)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

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The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the period ended June 30, 2022.
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$ 7,267	$ 67	$ 2,261
Written Options(1)	(14,802)	(21)	(4,176)
Forward Foreign Currency Exchange Purchase Contracts(2)	85,930	—	8,906
Forward Foreign Currency Exchange Sale Contracts(2)	(488,832)	—	(69,586)
Long Total Return Swap Contracts(2)	547,649	10,475	209,305
Short Total Return Swap Contracts(2)	(397,770)	—	(26,556)
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2022:

At June 30, 2022, the Fund’s derivative assets and liabilities (by type) are as follows:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$19,473	$ 807	$ —	$ —	$2,149	$ 117
OTC swaps	17,916	52,306	43	438	2,599	15,261
Written options	—	7,445	—	40	—	2,329
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$37,389	$60,558	$43	$478	$4,748	$17,707
Derivatives not subject to a MNA or similar agreement	—	(7,445)	—	(40)	—	(2,329)
Total assets and liabilities subject to a MNA	$37,389	$53,113	$43	$438	$4,748	$15,378

The Merger Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount of Derivative Assets
Bank of America--Merrill Lynch	$ 3,786	$ (2,481)	$—	$—	$1,305
Goldman Sachs & Co.	25,156	(25,156)	—	—	—
JPMorgan Chase Bank N.A	8,447	(6,184)	—	—	2,263
Total	$37,389	$(33,821)	$—	$—	$3,568

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Bank of America--Merrill Lynch	$ 2,481	$ (2,481)	$—	$ —	$—
Goldman Sachs & Co.	44,448	(25,156)	—	(19,292)	—
JPMorgan Chase Bank N.A.	6,184	(6,184)	—	—	—
Total	$53,113	$(33,821)	$—	$(19,292)	$—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Westchester Credit Event Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount of Derivative Assets
Goldman Sachs & Co.	$43	$(43)	$—	$—	$—
Total	$43	$(43)	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$357	$(43)	$ —	$(314)	$—
JPMorgan Chase Bank N.A.	81	—	(81)	—	—
Total	$438	$(43)	$(81)	$(314)	$—

Westchester Event-Driven Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount of Derivative Assets
Bank of America--Merrill Lynch	$1,212	$(1,212)	$—	$—	$—
Goldman Sachs & Co.	2,542	(2,542)	—	—	—
JPMorgan Chase Bank N.A.	994	(994)	—	—	—
Total	$4,748	$(4,748)	$—	$—	$—

Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Bank of America--Merrill Lynch	$ 1,274	$(1,212)	$—	$ (62)	$ —
Goldman Sachs & Co.	11,474	(2,542)	—	(8,321)	611
JPMorgan Chase Bank N.A.	2,630	(994)	—	(1,636)	—
Total	$15,378	$(4,748)	$—	$(10,019)	$611
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%*
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.25
*Under the terms of The Merger Fund’s Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of The Merger Fund’s average daily net assets. The Adviser has agreed to reduce its advisory fee so that the advisory fee will be: (i) 1.00% of the first $2 billion in average daily net assets of The Merger Fund and (ii) 0.93% on average daily net assets above $2 billion. This fee waiver arrangement will apply until September 30, 2023, unless it is terminated at an earlier time by the Fund’s Board of Trustees.
B.	Subadviser
Westchester Capital Management, LLC (the “Subadviser”), is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through September 30, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.89	1.64
Westchester Event-Driven Fund	1.80	1.55
 The exclusions include taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund Fees and expenses, and any extraordinary expenses.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending:

	Expiration
Fund	2022	2023	2024	2025	Total
The Merger Fund
Class A	$ —	$ —	$239	$ 301	$ 540
Class I	—	—	851	1,441	2,292
Westchester Credit Event Fund
Class A	—	3	3	1	7
Class I	109	110	91	1	311
Westchester Event-Driven Fund
Class A	—	—	6	6	12
Class I	—	—	—	138	138

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
During the period ended June 30, 2022, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class I	Total
The Merger Fund	$2	$ —	$ 2
Westchester Credit Event Fund	4	31	35
Westchester Event-Driven Fund	4	63	67
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2022, it retained net commissions of $- for Class A shares and CDSC of $-(1) for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2022, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $1,982, $20, and $162, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2022, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $884, $10, and $72, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
The Funds are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Compensation
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2022.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term securities) during the period ended June 30, 2022, were as follows:
	Purchases	Sales
The Merger Fund	$3,054,640	$2,727,763
Westchester Credit Event Fund	59,646	27,465
Westchester Event-Driven Fund	351,567	308,879
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2022.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	The Merger Fund				Westchester Credit Event Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	3,483	$ 60,159	15,118	$ 265,673	630	$ 7,096	69	$ 884
Reinvestment of distributions	—	—	114	1,981	—	—	9	106
Shares repurchased	(11,829)	(204,692)	(18,992)	(331,869)	(581)	(6,271)	(8)	(96)
Net Increase / (Decrease)	(8,346)	$ (144,533)	(3,760)	$ (64,215)	49	$ 825	70	$ 894
Class I
Shares sold	44,151	$ 762,580	91,456	$ 1,599,737	3,470	$ 38,233	750	$ 9,188
Reinvestment of distributions	—	—	437	7,558	—	—	171	1,920
Shares repurchased	(35,246)	(607,181)	(50,640)	(881,890)	(314)	(3,426)	(143)	(1,784)
Net Increase / (Decrease)	8,905	$ 155,399	41,253	$ 725,405	3,156	$ 34,807	778	$ 9,324

	Westchester Event-Driven Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	341	$ 3,558	1,600	$ 18,479
Reinvestment of distributions	—	—	264	2,791
Shares repurchased	(1,893)	(19,944)	(394)	(4,541)
Net Increase / (Decrease)	(1,552)	$ (16,386)	1,470	$ 16,729
Class I
Shares sold	8,695	$ 91,523	10,171	$ 118,847
Reinvestment of distributions	—	—	2,140	22,811
Shares repurchased	(4,711)	(48,923)	(5,568)	(64,169)
Net Increase / (Decrease)	3,984	$ 42,600	6,743	$ 77,489
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
The Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage *
The Merger Fund	Information Technology	33.8%
* Data expressed as a percentage of long common stocks, private investments in public equity, closed-end funds (applicable for Westchester Event-Driven Fund only), preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2022. Data expressed excludes special purpose acquisition companies, escrow notes, short- term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on each of the Fund’s individual holdings.
Note 8.  Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2022, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On March 10, 2022, the Funds and certain other affiliated funds entered into an $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period June 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings at any time during the period.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$ 4,166,812	$ 107,370	$ (230,745)	$ (123,375)
The Merger Fund (Written Options)	(18,534)	11,955	(866)	11,089
Westchester Credit Event Fund (Including Purchased Options)	55,813	71	(5,015)	(4,944)
Westchester Credit Event Fund (Written Options)	(25)	—	(15)	(15)

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Westchester Event-Driven Fund (Including Purchased Options)	$ 344,140	$ 9,912	$ (46,807)	$ (36,895)
Westchester Event-Driven Fund (Written Options)	(4,249)	2,274	(354)	1,920
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 31, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
The Merger Fund	$111,643	$—
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Jennifer S. Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8463	08-22

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Event Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date	9/1/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date	9/1/22

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	9/1/22

*	Print the name and title of each signing officer under his or her signature.